                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31, 2009

Date of reporting period: DECEMBER 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

The information contained in the enclosed shareholder letters represent the opinions of Van Eck Global and may differ from those of other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index providers.

Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of Van Eck Global are as of December 31, 2009.

MARKET VECTORS HARD ASSETS ETFs

Dear Shareholder:

This annual report for the hard assets equity funds of the Market Vectors ETF Trust (the “Trust”) covers a period of recovery for the equity markets. As market sentiment shifted, most of the major U.S. and international equity indices ended the year overall with the best gains seen since 2003, even if still significantly down from the 2007 peak. Commodity prices as a whole rallied as well, primarily on better global economic data, weakness in the U.S. dollar and anticipation of future inflation.

As conditions shifted markedly within the financial markets during the twelve months ended December 31, 2009, the Trust continued to enhance its array of exchange-traded funds. During the annual period, five new equity investment opportunities in the Market Vectors ETF family commenced operations—Brazil Small-Cap ETF, Indonesia Index ETF, Junior Gold Miners ETF, Poland ETF and Vietnam ETF. Meanwhile, during this annual period, many of the existing Market Vectors ETF Trust equity funds continued to make headlines given the unique targeted investment opportunities they offer.

Each of the Market Vectors ETF Trust hard assets equity funds in operation for the full year generated positive returns for the annual period. Of the eight hard assets equity funds of the Trust in operation for the complete annual period, five outpaced the broad U.S. equity market, as measured by the S&P® 500 Index1, and the broad international equity market, as measured by the MSCI EAFE Index2. Three of the hard assets equity funds of the Trust lagged these indices, but still produced strong gains. The new hard assets equity fund—Junior Gold Miners ETF—advanced for the period from its commencement date through December 31, 2009.

Since the first ETF within the Market Vectors ETF Trust was introduced in May 2006, total assets under management in the eighteen equity funds of the Trust grew to more than $12.1 billion as of December 31, 2009. Clearly, our shareholders recognize that the market continues to be filled with new investment opportunity, even as economic indicators remain mixed.

The continued enthusiasm for ETFs in general, and for Market Vectors ETFs in particular, further demonstrates the persistent interest on the part of individual investors and financial professionals alike. These products have enabled investors of all types to find new and exciting sector allocation solutions as well as innovative ways to trade, hedge or invest in specialized segments of the market that have remained largely untapped to date.

On the following pages, you will find a brief review of each of the hard assets equity funds of the Trust as well as their performance for the twelve-month period ended December 31, 2009. You will, of course, also find the financial statements and portfolio information for each.

I thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit vaneck.com/etf if you have any questions.

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust
Van Eck Global

January 29, 2010

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	S&P® 500 Index consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.
[2]	MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located in Europe, Australasia and the Far East.

AGRIBUSINESS ETF (TICKER: MOO)

Market Vectors Agribusiness ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Agribusiness Index1 (DXAG). As of December 31, 2009, DXAG represented 44 publicly traded companies.

Fund Review

For the twelve-month reporting period, the Fund advanced 59.18%, while DXAG rose 63.59%.2 The Fund had a net asset value of $27.71 per share on December 31, 2008 and ended the period with a net asset value of $43.69 per share on December 31, 2009.

Notably, the importance of agriculture was not lost on governments. Agriculture and food security became the backbone of talks between global leaders as the World Bank increased its spending on agriculture by 50% to $6 billion in 2009. For the first time, the Islamic Development Bank is creating an agriculture department. Countries like the Philippines and India were providing government money to farmers to aid them in improving crop production and bumping up efficiency. Each of the Fund’s ten largest holdings as of December 31, 2009 generated positive returns during the annual period, with Wilmar International and Yara International each outpacing DXAG with triple-digit gains and Brasil Foods and The Mosaic Co. each outpacing DXAG with robust double-digit returns. Potash Corp. of Saskatchewan, Syngenta, Deere & Co., Kubota, Monsanto and Archer-Daniels-Midland also produced double-digit share price advances but lagged DXAG. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Wilmar Int’l, 7.98%; Yara Int’l, 4.36%, Brasil Foods, 3.91%; The Mosaic Co., 8.11%; Potash Corp. of Saskatchewan, 7.31%; Syngenta, 8.05%; Deere & Co., 4.65%; Kubota, 4.04%; Monsanto, 7.91%; and Archer-Daniels-Midland, 4.63%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the agriculture business such as economic forces, energy and financial markets, government policies and regulations, and environmental laws and regulations. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

AGRIBUSINESS ETF

The DAXglobal® Agribusiness Index (DXAG), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXAG or results to be obtained by any person using DXAG in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The DAXglobal® Agribusiness Index (DXAG), calculated by Deutsche Börse AG, is a modified market capitalization-weighted index comprised of publicly traded companies engaged in the agriculture business that are traded on leading global exchanges.

[2]

The Fund is passively managed and may not hold each DXAG component in the same weighting as the DXAG and is subject to certain expenses that DXAG is not. The Fund thus may not exactly replicate the performance of DXAG.

Geographical Weightings*
(unaudited)*

* Percentage of net assets.
Portfolio subject to change.

AGRIBUSINESS ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Agribusiness ETF (MOO)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MOO is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	September 5, 2007* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	2	0.3%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.2%
Greater than or Equal to 2.0% And Less Than 2.5%	5	0.9%
Greater than or Equal to 1.5% And Less Than 2.0%	5	0.9%
Greater than or Equal to 1.0% And Less Than 1.5%	19	3.2%
Greater than or Equal to 0.5% And Less Than 1.0%	138	23.5%
Greater than or Equal to 0.0% And Less Than 0.5%	205	34.9%
Greater than or Equal to -0.5% And Less Than 0.0%	127	21.6%
Greater than or Equal to -1.0% And Less Than -0.5%	54	9.2%
Greater than or Equal to -1.5% And Less Than -1.0%	18	3.1%
Greater than or Equal to -2.0% And Less Than -1.5%	8	1.4%
Greater than or Equal to -2.5% And Less Than -2.0%	1	0.2%
Greater than or Equal to -3.0% And Less Than -2.5%	2	0.3%
Less Than -3.0%	2	0.3%

	587	100.0%

* First day of secondary market trading.

MOO PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	DXAG

One Year	58.74%	59.18%	63.59%
Life* (annualized)	3.84%	3.74%	4.72%
Life* (cumulative)	9.19%	8.94%	11.38%

*since 8/31/07

Gross Expense Ratio 0.59% / Net Expense Ratio 0.59%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/31/07) to the first day of secondary market trading in shares of the Fund (9/5/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

AGRIBUSINESS ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Agribusiness ETF (MOO) at commencement with a similar investment in the DAXglobal® Agribusiness Index (DXAG).

Annualized Total Return 12/31/09	1 Year	Life [1]

MOO (NAV)[1]	59.18%	3.74%

MOO (Share Price)[2]	58.74%	3.84%

DXAG	63.59%	4.72%

[1]	Commencement date for the Market Vectors Agribusiness ETF (MOO) was 8/31/07.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/31/07) to the first day of secondary market trading in shares of the Fund (9/5/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

DAXglobal® Agribusiness Index (DXAG), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXAG or results to be obtained by any person using DXAG in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

DAXglobal® Agribusiness Index (DXAG) is a modified market capitalization-weighted index designed to track the movements of securities of companies engaged in the agriculture business that are traded on leading global exchanges.

COAL ETF (TICKER: KOL)

Market Vectors Coal ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Stowe Coal IndexSM (TCOAL)1. As of December 31, 2009, TCOAL represented 38 publicly traded companies.

Fund Review

For the twelve-month reporting period, the Fund increased 149.05%, while TCOAL rose 152.63%.2 The Fund had a net asset value of $14.55 per share on December 31, 2008 and ended the period with a net asset value of $35.93 per share on December 31, 2009.

Coal equities did quite well for the year, with many coal companies doubling or tripling off spring lows, and the Fund was one of the top-performing ETFs in 2009. Ongoing high demand in China helped drive coal companies’ strong performance. China reduced its supply of coal by clamping down on pollution, while demand remained unchanged. As a result, China needed to import coal to maintain its production and power plants. Further, coal remained the world’s fastest-growing fuel based on consumption and benefited significantly as a major component in producing steel. Each of the Fund’s ten largest holdings as of December 31, 2009 generated robust gains during the reporting period. Walter Industries saw its share price more than triple, and shares of Yanzhou Coal Mining, Massey Energy and Bucyrus International each tripled during the reporting period. Alpha Natural Resources’ triple-digit gains outpaced TCOAL as well, while China Shenhua Energy, China Coal Energy, Joy Global and Peabody Energy experienced triple-digit gains but lagged TCOAL in comparison. Consol Energy also underperformed TCOAL during the reporting period but still generated strong double-digit returns. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Walter Industries, 4.52%; Yanzhou Coal Mining, 4.41%; Massey Energy, 4.23%; Bucyrus Int’l, 4.74%; Alpha Natural Resources, 4.61%; China Shenhua Energy, 7.56%; China Coal Energy, 7.64%; Joy Global, 7.44%; Peabody Energy, 7.90%; and Consol Energy, 8.35%.]

The Fund is subject to various risks including those associated with making investments in the coal business such as changes in exchange rates, interest rates, government regulations, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Additional risks include worldwide energy price fluctuations, natural disasters, environmental damage claims and risks related to foreign investments. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Stowe Coal IndexSM (TCOAL), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation. Stowe Global Indexes LLC neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of TCOAL or results to be obtained by any person using TCOAL in connection with trading the Fund. TCOAL is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Stowe Coal Index (TCOAL) is a rules-based, modified-capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the coal industry.

[2]

The Fund is passively managed and may not hold each TCOAL component in the same weighting as TCOAL and is subject to certain expenses that TCOAL is not. The Fund thus may not exactly replicate the performance of TCOAL.

COAL ETF

Geographical Weightings*
 (unaudited)

* Percentage of net assets.
Portfolio subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Coal ETF (KOL)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for KOL is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	January 14, 2008* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	10	2.0%
Greater than or Equal to 2.5% And Less Than 3.0%	10	2.0%
Greater than or Equal to 2.0% And Less Than 2.5%	12	2.4%
Greater than or Equal to 1.5% And Less Than 2.0%	23	4.6%
Greater than or Equal to 1.0% And Less Than 1.5%	40	8.1%
Greater than or Equal to 0.5% And Less Than 1.0%	79	15.9%
Greater than or Equal to 0.0% And Less Than 0.5%	119	23.9%
Greater than or Equal to -0.5% And Less Than 0.0%	95	19.1%
Greater than or Equal to -1.0% And Less Than -0.5%	58	11.7%
Greater than or Equal to -1.5% And Less Than -1.0%	25	5.1%
Greater than or Equal to -2.0% And Less Than -1.5%	13	2.6%
Greater than or Equal to -2.5% And Less Than -2.0%	10	2.0%
Greater than or Equal to -3.0% And Less Than -2.5%	3	0.6%
Less Than -3.0%	0	0.0%

	497	100.0%

* First day of secondary market trading.

COAL ETF

KOL PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	TCOAL

One Year	144.65%	149.05%	152.63%
Life* (annualized)	(4.80)%	(5.05)%	(4.01)%
Life* (cumulative)	(9.26)%	(9.73)%	(7.76)%

*since 1/10/08

Gross Expense Ratio 0.64% / Net Expense Ratio 0.64%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/10/08) to the first day of secondary market trading in shares of the Fund (1/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Coal ETF (KOL) at commencement with a similar investment in the Stowe Coal IndexSM (TCOAL).

Annualized Total Return 12/31/09	1 Year	Life[1]

KOL (NAV)[1]	149.05%	(5.05)%

KOL (Share Price)[2]	144.65%	(4.80)%

TCOAL	152.63%	(4.01)%

[1]	Commencement date for the Market Vectors Coal ETF (KOL) was 1/10/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/10/08) to the first day of secondary market trading in shares of the Fund (1/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

COAL ETF

Stowe Coal IndexSM (TCOAL), a trademark of Stowe Global Indexes LLC (Stowe), is licensed for use by Van Eck Associates Corporation. Stowe neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of TCOAL or results to be obtained by any person using TCOAL in connection with trading the Fund. TCOAL is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Stowe Coal IndexSM (TCOAL) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the coal industry.

GLOBAL ALTERNATIVE ENERGY ETF (TICKER: GEX)

Market Vectors Global Alternative Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ardour Global IndexSM (Extra Liquid)1 (AGIXLT). As of December 31, 2009, AGIXLT represented 30 publicly traded companies.

Fund Review

For the twelve-month reporting period, the Fund increased 9.11%, while AGIXLT rose 10.37%.2 The Fund had a net asset value of $23.08 per share on December 31, 2008 and ended the period with a net asset value of $25.17 on December 31, 2009.

Global alternative energy stocks overall produced positive returns but remained at levels below their 2008 peaks due primarily to scarcity of capital and lower crude oil prices than seen in 2008. That said, sector fundamentals continued to improve, especially during the second half of the year. Financing for renewable projects appeared to be available, as banks needed to put capital to work and were attracted to alternative energy projects’ history of stable long-term cash flows. Solar demand was strong. Asian solar manufacturers in particular were operating their plants at maximum capacity on the back of a sharp pick up in order flow. At the end of the year, First Solar was added to the S&P® 500 Index3, the first pure-play alternative energy company to be added to the Index, thus bringing the maturing sector toward the mainstream. Also, the UN Climate Change Conference took place in Copenhagen, and President Obama was able to negotiate an accord, though non-binding, to confront the threat posed by unchecked global warming. It was widely anticipated that the agreement might serve as a tailwind for the alternative energy sector in the new year. Five of the Fund’s ten largest holdings as of December 31, 2009 experienced share price increases during the annual period. Cree generated robust triple-digit gains, while Kurita Water Industries and Iberdrola Renovables enjoyed double-digit advances that outpaced AGIXLT. Vestas Wind Systems and Itron also produced positive returns, but underperformed AGIXLT. Of the Fund’s ten largest holdings at December 31, 2009, MEMC Electronic Materials, Gamesa Corporacion Tecnologica, Verbund, Renewable Energy and First Solar each saw its share price decline during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Cree, 6.09%; Kurita Water Industries, 4.46%; Iberdrola Renovables, 4.95%; Vestas Wind Systems, 9.43%; Itron, 3.93%; MEMC Electronic Materials, 4.27%; Gamesa Corporacion Tecnologica, 4.31%; Verbund, 4.00%; Renewable Energy, 3.80%; and First Solar, 6.65%.]

The Fund is subject to various risks including those associated with making investments in alternative energy companies such as obsolescence of technology, short product cycles, commodity price volatility, depletion of

GLOBAL ALTERNATIVE ENERGY ETF

resources, technical developments and risks associated with companies with a limited operating history. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR – XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXLT is calculated by Dow Jones Indexes. The Fund, based on the AGIXLT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Ardour Global IndexSM (Extra Liquid) (AGIXLT) is a rules-based, global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

[2]

The Fund is passively managed and may not hold each AGIXLT component in the same weighting as the AGIXLT and is subject to certain expenses that AGIXLT is not. The Fund thus may not exactly replicate the performance of AGIXLT.

[3]	S&P® 500 Index consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

Sector Weightings*
 (unaudited)

* Percentage of investments.
Portfolio subject to change.

GLOBAL ALTERNATIVE ENERGY ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Global Alternative Energy ETF (GEX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for GEX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	May 9, 2007* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	3	0.5%
Greater than or Equal to 2.0% And Less Than 2.5%	2	0.3%
Greater than or Equal to 1.5% And Less Than 2.0%	13	1.9%
Greater than or Equal to 1.0% And Less Than 1.5%	84	12.6%
Greater than or Equal to 0.5% And Less Than 1.0%	171	25.6%
Greater than or Equal to 0.0% And Less Than 0.5%	181	27.1%
Greater than or Equal to -0.5% And Less Than 0.0%	128	19.1%
Greater than or Equal to -1.0% And Less Than -0.5%	60	9.0%
Greater than or Equal to -1.5% And Less Than -1.0%	17	2.5%
Greater than or Equal to -2.0% And Less Than -1.5%	4	0.6%
Greater than or Equal to -2.5% And Less Than -2.0%	2	0.3%
Greater than or Equal to -3.0% And Less Than -2.5%	3	0.4%
Less Than -3.0%	1	0.1%

	669	100.0%

* First day of secondary market trading.

GEX PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	AGIXLT

One Year	7.12%	9.11%	10.37%
Life* (annualized)	(15.72)%	(15.51)%	(15.57)%
Life* (cumulative)	(36.59)%	(36.15)%	(36.31)%

*since 5/3/07

Gross Expense Ratio 0.66% / Net Expense Ratio 0.66%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/3/07) to the first day of secondary market trading in shares of the Fund (5/9/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GLOBAL ALTERNATIVE ENERGY ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Global Alternative Energy ETF (GEX) at commencement with a similar investment in the Ardour Global IndexSM (Extra Liquid) (AGIXLT).

Annualized Total Return 12/31/09	1 Year	Life [1]

GEX (NAV)[1]	9.11%	(15.51)%

GEX (Share Price)[2]	7.12%	(15.72)%

AGIXLT	10.37%	(15.57)%

[1]	Commencement dates for the Market Vectors Global Alternative Energy ETF (GEX) was 5/3/07.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/3/07) to the first day of secondary market trading in shares of the Fund (5/9/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR –XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXLT is calculated by Dow Jones Indexes. The Fund, based on the AGIXLT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Ardour Global IndexSM (Extra Liquid) (AGIXLT) is a rules-based, global capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

GOLD MINERS ETF (TICKER: GDX)

Market Vectors Gold Miners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Gold Miners Index1 (GDM). As of December 31, 2009, GDM represented 31 publicly traded companies.

Gold Share and Fund Review

For the twelve-month period, gold bullion prices advanced $214.90 per ounce, or 24.36%, to close on December 31, 2009 at $1,096.95 per ounce. Gold spent most of the year consolidating between $850 and $1,000 per ounce. In September, the precious metal broke the consolidating trend and moved strongly higher. It reached an all-time high of $1,226 per ounce on December 3.

Reflecting this strength in gold bullion prices, gold shares moved considerably higher in 2009 after becoming radically oversold in 2008 amidst the worst of the financial crisis. Indeed, gold shares outperformed the precious metal itself, with the GDM gaining 38.00% for the annual period. That said, while gold share valuations improved, gold equity indices did not yet rebound, by the end of the year, to March 2008 levels when gold peaked at $1,033 per ounce.

For the twelve months ended December 31, 2009 (the “reporting period”), the Fund increased 37.27%, while GDM, as mentioned, rose 38.00%.2 The Fund had a net asset value of $33.70 per share on December 31, 2008 and ended the period with a net asset value of $46.15 per share on December 31, 2009.

Gold-related assets have outperformed more traditional financial markets in eight of the last nine years. Several factors drove gold bullion prices and gold shares higher during 2009. First, while fabrication demand, mainly for jewelry, was weak and scrap sales were high, investment demand remained strong throughout the annual period. Second, after selling gold for many years, it appeared that central banks were also becoming net buyers. Another factor proving favorable for gold in 2009 was currency trends.

Among the Fund’s ten largest holdings as of December 31, 2009, each produced positive returns during the reporting period. Indeed, Randgold Resources, Eldorado Gold, Cia de Minas Buenaventura, Yamana Gold and AngloGold Ashanti generated impressive double-digit returns, outpacing GDM. Gold Fields, Goldcorp, and Newmont Mining also produced double-digit gains, but lagged GDM. Barrick Gold and Kinross Gold experienced more modest share price advances. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Randgold Resources, 4.24%; Eldorado Gold, 4.46%; Cia de Minas Buenaventura, 4.59%; Yamana Gold, 4.35%; AngloGold Ashanti, 6.15%; Gold Fields, 4.33%; Goldcorp, 12.27%; Newmont Mining, 9.80%; Barrick Gold, 16.37%; and Kinross Gold, 5.41%.]

The Fund is subject to various risks including those associated with making investments in gold-mining companies such as competitive pressures and fluctuations in the price of gold bullion. In times of stable economic growth, the value of gold and other precious metals may be adversely affected. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Gold Miners Index (GDM), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of GDM or results to be obtained by any person from using GDM in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	NYSE Arca Gold Miners Index (GDM) is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.
[2]

The Fund is passively managed and may not hold each GDM component in the same weighting as GDM and is subject to certain expenses that GDM is not. The Fund thus may not exactly replicate the performance of GDM.

GOLD MINERS ETF

Geographical Weightings*
(unaudited)

* Percentage of net assets.
Portfolio subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Gold Miners ETF (GDX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for GDX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	May 22, 2006* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	1	0.1%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	2	0.2%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.1%
Greater than or Equal to 1.0% And Less Than 1.5%	12	1.3%
Greater than or Equal to 0.5% And Less Than 1.0%	48	5.3%
Greater than or Equal to 0.0% And Less Than 0.5%	484	53.1%
Greater than or Equal to -0.5% And Less Than 0.0%	327	35.9%
Greater than or Equal to -1.0% And Less Than -0.5%	27	3.0%
Greater than or Equal to -1.5% And Less Than -1.0%	6	0.7%
Greater than or Equal to -2.0% And Less Than -1.5%	2	0.2%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	1	0.1%
Less Than -3.0%	0	0.0%

	911	100.0%

* First day of secondary market trading.

GOLD MINERS ETF

GDX PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	GDM

One Year	36.72%	37.27%	38.00%
Life* (annualized)	4.88%	4.84%	5.33%
Life* (cumulative)	18.86%	18.70%	20.73%

*since 5/16/06

Gross Expense Ratio 0.54% / Net Expense Ratio 0.54%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Gold Miners ETF (GDX) at commencement with a similar investment in NYSE Arca Gold Miners Index (GDM).

Annualized Total Return 12/31/09	1 Year	Life[1]

GDX (NAV)[1]	37.27%	4.84%

GDX (Share Price)[2]	36.72%	4.88%

GDM	38.00%	5.33%

[1]	Commencement date for the Market Vectors Gold Miners ETF (GDX) was 5/16/06.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GOLD MINERS ETF

NYSE Arca Gold Miners Index (GDM), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of GDM or results to be obtained by any person from using GDM in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

NYSE Arca Gold Miners Index (GDM) is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

JUNIOR GOLD MINERS ETF (TICKER: GDXJ)

Market Vectors Junior Gold Miners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Junior Gold Miners Index1 (MVGDXJTR). As of December 31, 2009, MVGDXJTR represented 55 publicly traded companies.

Gold Share and Fund Review

The Fund commenced operations on November 10, 2009 amidst a bullish move in the gold market. The upward trend in gold bullion prices was driven primarily by investment demand for gold as a sound currency and potential inflation hedge. Having broken out of its long consolidation in early September, gold prices reached an all-time high of $1,226 per ounce on December 3. As yearend approached, the gold market consolidated somewhat, and gold fell a bit to end the year at $1,096.95 per ounce. The performance of the MVGDXJTR and of the Fund followed a similar trend as the precious metal itself, peaking in early December and then pulling back slightly toward the end of the year.

From the Fund’s commencement date on November 10, 2009 through December 31, 2009 (the “reporting period”), the Fund increased 4.41%, while MVGDXJTR rose 2.25%.2 The Fund commenced operations with a net asset value of $24.72 per share on November 10, 2009 and ended the reporting period with a net asset value of $25.81 per share on December 31, 2009.

Among the Fund’s ten largest holdings as of December 31, 2009, seven produced positive returns during the reporting period. Allied Nevada Gold, Alamos Gold, Silvercorp Metals, Hecla Mining, Semafo, Silver Standard Resources and Gammon Gold each generated impressive double-digit returns, significantly outpacing MVGDXJTR. Coeur d’Alene Mines, New Gold and Lake Shore Gold experienced share price declines during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Allied Nevada Gold, 2.76%; Alamos Gold, 3.77%; Silvercorp Metals, 3.70%; Hecla Mining, 4.23%; Semafo, 3.08%; Silver Standard Resources, 4.00%; Gammon Gold, 4.24%; Coeur d’Alene Mines, 3.85%; New Gold, 3.89%; and Lake Shore Gold, 2.62%.]

The Fund is subject to various risks including those associated with making investments in gold and silver mining companies such as bullion price volatility, changes in world political developments, competitive pressures and risks associated with foreign investments. In times of stable economic growth, the value of gold, silver and other precious metals may be adversely affected. Mining companies are subject to elevated risks, which include, among others, competitive pressures, commodity and currency price fluctuations, and adverse governmental or environmental regulations. In particular, small and mid-cap mining companies may be subject to additional risks including inability to

JUNIOR GOLD MINERS ETF

commence production and generate material revenues, significant expenditures and inability to secure financing, which may cause such companies to operate at a loss, greater volatility, lower trading volume and less liquidity than larger companies. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Market Vectors Junior Gold Miners Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

Market Vectors Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.

[2]

The Fund is passively managed and may not hold each MVGDXJTR component in the same weighting as MVGDXJTR and is subject to certain expenses that MVGDXJTR is not. The Fund thus may not exactly replicate the performance of MVGDXJTR.

Geographical Weightings*
 (unaudited)

* Percentage of net assets.
Portfolio subject to change.

JUNIOR GOLD MINERS ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Junior Gold Miners ETF (GDXJ)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for GDXJ is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	November 11, 2009* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	2	5.7%
Greater than or Equal to 0.5% And Less Than 1.0%	5	14.3%
Greater than or Equal to 0.0% And Less Than 0.5%	23	65.7%
Greater than or Equal to -0.5% And Less Than 0.0%	5	14.3%
Greater than or Equal to -1.0% And Less Than -0.5%	0	0.0%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%

	35	100.0%

* First day of secondary market trading.

GDXJ PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	MVGDXJTR

Life since 11/10/09	4.13%	4.41%	2.25%

Gross Expense Ratio 0.59% / Net Expense Ratio 0.59%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 1, 2011.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/10/09) to the first day of secondary market trading in shares of the Fund (11/11/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

JUNIOR GOLD MINERS ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Junior Gold Miners ETF (GDXJ) at commencement with a similar investment in Market Vectors Junior Gold Miners Index (MVGDXJTR)

Total Return 12/31/09	Life[1]

GDXJ (NAV)[1]	4.41%

GDXJ (Share Price)[2]	4.13%

MVGDXJTR	2.25%

[1]	Commencement date for the Market Vectors Junior Gold Miners ETF (GDXJ) was 11/10/09.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/10/09) to the first day of secondary market trading in shares of the Fund (11/11/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Market Vectors Junior Gold Miners Index (MVGDXJTR) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate MVGDXJTR. Structured Solutions AG uses its best efforts to ensure that MVGDXJTR is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in MVGDXJTR to third parties. Market Vectors Junior Gold Miners ETF is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Market Vectors Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.

NUCLEAR ENERGY ETF (TICKER: NLR)

Market Vectors Nuclear Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the DAXglobal® Nuclear Energy Index1 (DXNE). As of December 31, 2009, DXNE represented 24 publicly traded companies.

Fund Review

For the twelve-month reporting period, the Fund gained 19.52%, while DXNE increased 22.99%.2 The Fund had a net asset value of $19.30 per share on December 31, 2008 and ended the period with a net asset value of $22.65 per share on December 31, 2009.

Nuclear energy continued to gain interest in 2009, as a new era of “clean energy” was sought by the new U.S. administration. Further, more than 59% of Americans, according to the 2009 Gallup Environment Poll, favor the use of nuclear energy, viewing it as a safe, relatively cheap power source. Nuclear energy already produces 72% of all carbon-free electricity in the U.S. Nuclear energy gained even greater attention with the U.N. Climate Change Conference that took place in Copenhagen at the end of 2009. Elsewhere, China announced an ambitious nuclear energy program during the second half of the year that is intended to produce more electricity and reduce greenhouse emissions. According to The New York Times, China’s civilian nuclear power industry boasts 11 reactors, and they are planning on constructing as many as 10 new reactors each year over the near term. Several other nations, most notably France, Britain and Japan, are already heavily reliant on nuclear power. Eight of the Fund’s ten largest holdings as of December 31, 2009 produced positive returns, including Paladin Energy, which generated triple-digit returns during the reporting period. Uranium One, Cameco, Energy Resources of Australia, Constellation Energy Group and JGC each produced strong double-digit gains, which outpaced DXNE. Electricite de France and Areva also experienced share price advances, but lagged DXNE. Of the Fund’s ten largest holdings at December 31, 2009, only Mitsubishi Heavy Industries and Exelon declined. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Paladin Energy, 4.77%; Uranium One, 4.54%; Cameco, 8.37%; Energy Resources of Australia, 4.66%; Constellation Energy Group, 8.21%; JGC, 4.29%; Electricite de France, 8.06%; Areva, 4.35%; Mitsubishi Heavy Industries, 7.82%; and Exelon, 7.56%.]

The Fund is subject to various risks including those associated with making investments in nuclear energy companies such as restrictive regulations, accidents, breaches of security, ill-intentioned acts or terrorism, air crashes, natural disasters, equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The DAXglobal® Nuclear Energy Index (DXNE), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXNE or results to be obtained by any person using DXNE in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The DAXglobal® Nuclear Energy Index (DXNE) is a modified market capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

[2]

The Fund is passively managed and may not hold each DXNE component in the same weighting as the DXNE and is subject to certain expenses that DXNE is not. The Fund thus may not exactly replicate the performance of DXNE.

NUCLEAR ENERGY ETF

Sector Weightings*
(unaudited)

* Percentage of investments.
Portfolio subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Nuclear Energy ETF (NLR)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for NLR is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	August 15, 2007* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	2	0.3%
Greater than or Equal to 2.5% And Less Than 3.0%	3	0.5%
Greater than or Equal to 2.0% And Less Than 2.5%	4	0.6%
Greater than or Equal to 1.5% And Less Than 2.0%	14	2.3%
Greater than or Equal to 1.0% And Less Than 1.5%	46	7.7%
Greater than or Equal to 0.5% And Less Than 1.0%	117	19.5%
Greater than or Equal to 0.0% And Less Than 0.5%	141	23.5%
Greater than or Equal to -0.5% And Less Than 0.0%	123	20.5%
Greater than or Equal to -1.0% And Less Than -0.5%	70	11.6%
Greater than or Equal to -1.5% And Less Than -1.0%	35	5.8%
Greater than or Equal to -2.0% And Less Than -1.5%	20	3.3%
Greater than or Equal to -2.5% And Less Than -2.0%	13	2.2%
Greater than or Equal to -3.0% And Less Than -2.5%	6	1.0%
Less Than -3.0%	7	1.2%

	601	100.0%

* First day of secondary market trading.

NUCLEAR ENERGY ETF

NLR PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	DXNE

One Year	17.31%	19.52%	22.99%
Life* (annualized)	(18.97)%	(18.98)%	(18.23)%
Life* (cumulative)	(39.43)%	(39.45)%	(38.13)%

*since 8/13/07

Gross Expense Ratio 0.66% / Net Expense Ratio 0.66%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/13/07) to the first day of secondary market trading in shares of the Fund (8/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Nuclear Energy ETF (NLR) at commencement with a similar investment in the DAXglobal ® Nuclear Energy Index (DXNE).

Annualized Total Return 12/31/09	1 Year	Life [1]

NLR (NAV)[1]	19.52%	(18.98)%

NLR (Share Price)[2]	17.31%	(18.97)%

DXNE	22.99%	(18.23)%

[1]	Commencement date for the Market Vectors Nuclear Energy ETF (NLR) was 8/13/07.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/13/07) to the first day of secondary market trading in shares of the Fund (8/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

NUCLEAR ENERGY ETF

DAXglobal® Nuclear Energy Index (DXNE), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXNE or results to be obtained by any person using DXNE in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

DAXglobal® Nuclear Energy Index (DXNE) is a modified market capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

RVE HARD ASSETS PRODUCERS ETF (TICKER: HAP)

Market Vectors RVE Hard Assets Producers ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the RogersTM—Van Eck Hard Assets Producers Index1 (RVEIT). As of December 31, 2009, RVEIT represented 302 publicly traded companies.

Fund Review

For the twelve-month reporting period, the Fund gained 45.36%, while RVEIT increased 48.59%.2 The Fund had a net asset value of $23.27 per share on December 31, 2008 and ended the period with a net asset value of $33.58 on December 31, 2009.

Overall, hard asset commodities and their corresponding equity sectors experienced a strong annual period, enjoying three consecutive quarters of solid positive performance. Commodities were benefactors of the economic turnaround, weakness in the U.S. dollar, low U.S. interest rates and investors’ search for a hedge against inflation. Nine of the Fund’s ten largest holdings as of December 31, 2009 generated positive returns. Shares of BHP Billiton, Syngenta and Potash Corp. of Saskatchewan experienced double-digit gains that outpaced RVEIT. Shares of Deere & Co., BP, Total, Monsanto and Archer-Daniels-Midland also generated double-digit gains, but lagged RVEIT. Chevron produced a solid single-digit positive return. Of the Fund’s ten largest holdings as of December 31, 2009, only Exxon Mobil lost ground during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: BHP Billiton, 2.13%; Syngenta, 3.31%; Potash Corp. of Saskatchewan, 3.98%; Deere & Co., 2.83%; BP, 2.85%; Total, 2.37%; Monsanto, 5.52%; Archer-Daniels-Midland, 2.49%; Chevron, 2.43%; and ExxonMobil, 5.09%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in producing and distributing hard assets and related products and services, such as commodity price volatility, changes in government policies/regulations and world political and economic developments. Additional risks include competitive pressures, technological advances and/or obsolescence, the depletion of resources, labor relations issues and risks associated with foreign investments, a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold

RVE HARD ASSETS PRODUCERS ETF

only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The RogersTM-Van Eck Hard Assets Producers Index has been licensed by Van Eck Associates Corporation from S-Network Global Indexes, LLC for use in connection with Market Vectors RVE Hard Assets Producers ETF (HAP). HAP is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC, which makes no representation regarding the advisability of investing in HAP.

“Jim Rogers,” “James Beeland Rogers, Jr.,” and “Rogers,” are trademarks, service marks and/or registered trademarks of Beeland Interests, Inc. (“Beeland Interests”), which is owned and controlled by James Beeland Rogers, Jr., and are used subject to license. The personal names and likeness of Jim Rogers/James Beeland Rogers, Jr. are owned and licensed by James Beeland Rogers, Jr.

HAP is not sponsored, endorsed, sold or promoted by Beeland Interests or James Beeland Rogers, Jr. Neither Beeland Interests nor James Beeland Rogers, Jr. makes any representation or warranty, express or implied, nor accepts any responsibility, regarding the accuracy or completeness of this material, or the advisability of investing in securities or commodities generally, or in HAP or in futures particularly.

BEELAND INTERESTS AND ITS AFFILIATES AND VAN ECK AND ITS AFFILIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS, AND MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF HAP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF RVEIT. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BEELAND INTERESTS OR VAN ECK OR ANY THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The RogersTM—Van Eck Hard Assets Producers Index (RVEIT), calculated and maintained by S-Network Global Indexes LLC, is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services. The companies are involved in six hard assets sectors: agriculture, energy, base metals, precious metals, forest products and water/renewable energy sources (solar, wind).

[2]

The Fund is passively managed and may not hold each RVEIT component in the same weighting as RVEIT and is subject to certain expenses that RVEIT is not. The Fund thus may not exactly replicate the performance of RVEIT.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

* Percentage of net assets.
** Percentage of investments.
Portfolio subject to change.

RVE HARD ASSETS PRODUCERS ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

RVE Hard Assets Producers ETF (HAP)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for HAP is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	September 3, 2008* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	8	2.4%
Greater than or Equal to 2.5% And Less Than 3.0%	4	1.2%
Greater than or Equal to 2.0% And Less Than 2.5%	6	1.8%
Greater than or Equal to 1.5% And Less Than 2.0%	16	4.7%
Greater than or Equal to 1.0% And Less Than 1.5%	25	7.4%
Greater than or Equal to 0.5% And Less Than 1.0%	104	31.0%
Greater than or Equal to 0.0% And Less Than 0.5%	106	31.5%
Greater than or Equal to -0.5% And Less Than 0.0%	40	11.9%
Greater than or Equal to -1.0% And Less Than -0.5%	16	4.8%
Greater than or Equal to -1.5% And Less Than -1.0%	5	1.5%
Greater than or Equal to -2.0% And Less Than -1.5%	3	0.9%
Greater than or Equal to -2.5% And Less Than -2.0%	2	0.6%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	1	0.3%

	336	100.0%

* First day of secondary market trading.

HAP PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	RVEIT

One Year	42.51%	45.36%	48.59%
Life* (annualized)	(10.68)%	(10.91)%	(10.46)%
Life* (cumulative)	(14.04)%	(14.34)%	(13.76)%

*since 8/29/08

Gross Expense Ratio 0.98% / Net Expense Ratio 0.65%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/29/08) to the first day of secondary market trading in shares of the Fund (9/3/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

RVE HARD ASSETS PRODUCERS ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors RVE Hard Assets Producers ETF (HAP) at commencement with a similar investment in the Rogers™-Van Eck Hard Assets Producers Index (RVEIT)

Annualized Total Return 12/31/09	1 Year	Life[1]

HAP (NAV)[1]	45.36%	(10.91)%

HAP (Share Price)[2]	42.51%	(10.68)%

RVEIT	48.59%	(10.46)%

[1]	Commencement date for the Market Vectors RVE Hard Assets Producers ETF (HAP) was 8/29/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/29/08) to the first day of secondary market trading in shares of the Fund (9/3/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

The Rogers™-Van Eck Hard Assets Producers Index has been licensed by Van Eck Associates Corporation from S-Network Global Indexes, LLC. The Fund is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC, which makes no representation regarding the advisability of investing in the Fund.

“Jim Rogers,” “James Beeland Rogers, Jr.,” and “Rogers,” are trademarks, service marks and/or registered trademarks of Beeland Interests, Inc. (“Beeland Interests”), which is owned and controlled by James Beeland Rogers, Jr., and are used subject to license. The personal names and likeness of Jim Rogers/James Beeland Rogers, Jr. are owned and licensed by James Beeland Rogers, Jr.

The Fund is not sponsored, endorsed, sold or promoted by Beeland Interests or James Beeland Rogers, Jr. Neither Beeland Interests nor James Beeland Rogers, Jr. makes any representation or warranty, express or implied, nor accepts any responsibility, regarding the accuracy or completeness of this material, or the advisability of investing in securities or commodities generally, or in the Fund or in futures particularly.

BEELAND INTERESTS AND ITS AFFILIATES AND VAN ECK AND ITS AFFILIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS, AND MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF HAP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF RVEI. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BEELAND INTERESTS OR VAN ECK OR ANY THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Rogers™-Van Eck Hard Assets Producers Index is a rules-based, modified capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services.

SOLAR ENERGY ETF (TICKER: KWT)

Market Vectors Solar Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ardour Solar Energy IndexSM (SOLRXT)1. As of December 31, 2009, SOLRXT represented 29 publicly traded companies.

Fund Review

For the twelve-month reporting period, the Fund was up 10.17%, while SOLRXT rose 12.61%.2 The Fund had a net asset value of $14.22 per share on December 31, 2008 and ended the period with a net asset value of $15.58 per share on December 31, 2009.

Solar stocks overall generated positive returns during the annual period, but faced a difficult year. Solar module pricing fell significantly. Further, the global recession and tight credit markets early in the year took their toll on the industry, making financing difficult to obtain. Demand materially slowed. However, by the fourth quarter, demand for solar modules had rebounded. Germany led the way, making up about 36% of market demand. Chinese solar manufacturers were running at full capacity benefitting from this German demand combined with competitive pricing, which was aided by the weakening of the U.S. dollar. France, Italy, the U.S. and Japan saw demand within their nations rise quickly as well. On the supply side, polysilicon, the building block for solar panels, no longer faced shortages. Indeed, a massive oversupply of the material is anticipated over the next three years, potentially meaning solar panels will be dramatically less expensive to produce and therefore utilize. In October 2009, First Solar was added to the S&P® 500 Index3, the first pure-play alternative energy company to be added to the Index, thus bringing the maturing sector toward the mainstream. Five of the Fund’s ten largest holdings as of December 31, 2009 generated positive returns during the reporting period, with Trina Solar, Canadian Solar and Yingli Green Energy Holding experiencing robust triple-digit share price gains. Suntech Power Holdings followed with a double-digit increase. SolarWorld gained ground, but lagged SOLRXT. Q-Cells, Sunpower, MEMC Electronic Materials, Renewable Energy and First Solar saw their share prices decline during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Trina Solar, 4.82%; Canadian Solar, 4.18%; Yingli Green Energy Holding, 4.45%; Suntech Power Holdings, 9.46%; SolarWorld, 4.13%; Q-Cells, 4.47%; SunPower, 4.44%; MEMC Electronic Materials, 10.15%; Renewable Energy, 11.44%; and First Solar, 9.63%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the solar energy business such as technological developments and obsolescence, short product cycles, commodity and energy price volatility, depletion of resources and risks associated with companies with a limited operating history. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

“Ardour Global IndexesSM, LLC” and “Ardour Solar Energy IndexSM” (SOLRXT) are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. SOLRXT is calculated by Dow Jones Indexes. The Fund, based on the SOLRXT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Ardour Solar Energy IndexSM (SOLRXT) is a rules-based, modified global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the solar energy industry.

[2]

The Fund is passively managed and may not hold each SOLRXT component in the same weighting as SOLRXT and is subject to certain expenses that SOLRXT is not. The Fund thus may not exactly replicate the performance of SOLRXT.

[3]	S&P® 500 Index consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

SOLAR ENERGY ETF

Geographical Weightings*
(unaudited)

* Percentage of net assets.
Portfolio subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Solar Energy ETF (KWT)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for KWT is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 23, 2008* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	2	0.5%
Greater than or Equal to 2.5% And Less Than 3.0%	3	0.7%
Greater than or Equal to 2.0% And Less Than 2.5%	6	1.4%
Greater than or Equal to 1.5% And Less Than 2.0%	10	2.3%
Greater than or Equal to 1.0% And Less Than 1.5%	35	8.2%
Greater than or Equal to 0.5% And Less Than 1.0%	74	17.3%
Greater than or Equal to 0.0% And Less Than 0.5%	139	32.4%
Greater than or Equal to -0.5% And Less Than 0.0%	88	20.6%
Greater than or Equal to -1.0% And Less Than -0.5%	40	9.3%
Greater than or Equal to -1.5% And Less Than -1.0%	9	2.1%
Greater than or Equal to -2.0% And Less Than -1.5%	11	2.6%
Greater than or Equal to -2.5% And Less Than -2.0%	4	0.9%
Greater than or Equal to -3.0% And Less Than -2.5%	2	0.5%
Less Than -3.0%	5	1.2%

	428	100.0%

* First day of secondary market trading.

SOLAR ENERGY ETF

KWT PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	SOLRXT

One Year	10.14%	10.17%	12.61%
Life* (annualized)	(43.18)%	(43.03)%	(42.69)%
Life* (cumulative)	(61.66)%	(61.49)%	(61.09)%

* since 4/21/08

Gross Expense Ratio 0.96% / Net Expense Ratio 0.66%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/08) to the first day of secondary market trading in shares of the Fund (4/23/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Solar Energy ETF (KWT) at commencement with a similar investment in the Ardour Solar Energy IndexSM. (SOLRXT).

Annualized Total Return 12/31/09	1 Year	Life[1]

KWT (NAV)[1]	10.17%	(43.03)%

KWT (Share Price)[2]	10.14%	(43.18)%

SOLRXT	12.61%	(42.69)%

[1]	Commencement date for the Market Vectors Solar Energy ETF (KWT) was 4/21/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/08) to the first day of secondary market trading in shares of the Fund (4/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

SOLAR ENERGY ETF

“Ardour Global IndexesSM, LLC” and “Ardour Solar Energy IndexSM” (SOLRXT) are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. SOLRXT is calculated by Dow Jones Indexes. The Fund, based on the SOLRXT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Ardour Solar Energy IndexSM (SOLRXT) is a rules-based, modified global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the solar energy industry.

STEEL ETF (TICKER: SLX)

Market Vectors Steel ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Steel Index1 (STEEL). As of December 31, 2009, STEEL represented 27 publicly traded companies.

Fund Review

For the twelve-month reporting period, the Fund gained 112.51%, while STEEL increased 113.32%.2 The Fund had a net asset value of $29.43 per share on December 31, 2008 and ended the period with a net asset value of $61.57 per share on December 31, 2009.

Shares of steel companies rallied strongly during the annual period ended December 31, 2009 primarily on improved industrial demand amidst burgeoning global economic recovery. Demand from emerging markets overall especially strengthened the industrial metal. Further, in the last months of the year, steel shares benefited from positive reports from analysts anticipating that as big industries continue to build up and auto sales climb, steel could be in even more demand than before and, as a result, steel prices could rise by as much as 30% in 2010. Given this positive backdrop, the Fund was one of the top-performing ETFs during the annual period. Each of the Fund’s ten largest holdings as of December 31, 2009 generated positive returns during the reporting period. Ternium, Rio Tinto, Companhia Siderurgica Nacional, Gerdau and Vale experienced triple-digit share price gains that outpaced STEEL. Shares of ArcelorMittal, Allegheny Technologies, POSCO and Gerdau AmeriSteel enjoyed double-digit increases but lagged STEEL. Nucor produced a more modest positive return. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Ternium, 4.60%; Rio Tinto, 11.69%; Companhia Siderurgica Nacional, 5.01%; Gerdau, 4.52%; Vale, 11.58%; ArcelorMittal, 10.41%; Allegheny Technologies, 4.53%; POSCO, 6.67%; Gerdau Ameristeel, 4.52%; and Nucor, 4.50%.]

The Fund is subject to various risks including those associated with making investments in steel companies such as competitive pressures, fluctuations in the price of steel, changes in government regulation, world events and economic conditions. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold

STEEL ETF

only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Steel Index (STEEL) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of STEEL or the results to be obtained by any person from the using STEEL in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

NYSE Arca Steel Index (STEEL) is a modified market capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

[2]

The Fund is passively-managed and may not hold each STEEL component in the same weighting as STEEL and is subject to certain expenses that STEEL is not. The Fund thus may not exactly replicate the performance of STEEL.

Geographical Weightings*
(unaudited)

* Percentage of net assets.
Portfolio subject to change.

STEEL ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Steel ETF (SLX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for SLX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	October 16, 2006* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	2	0.3%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.1%
Greater than or Equal to 1.0% And Less Than 1.5%	1	0.1%
Greater than or Equal to 0.5% And Less Than 1.0%	14	1.7%
Greater than or Equal to 0.0% And Less Than 0.5%	177	21.9%
Greater than or Equal to -0.5% And Less Than 0.0%	555	68.6%
Greater than or Equal to -1.0% And Less Than -0.5%	54	6.7%
Greater than or Equal to -1.5% And Less Than -1.0%	3	0.4%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	2	0.2%

	809	100.0%

* First day of secondary market trading.

SLX PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	STEEL

One Year	112.78%	112.51%	113.32%
Life* (annualized)	16.31%	16.34%	16.85%
Life* (cumulative)	62.80%	62.92%	65.28%

* since 10/10/06

Gross Expense Ratio 0.59% / Net Expense Ratio 0.56%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

STEEL ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Steel ETF (SLX) at commencement with a similar investment in NYSE Arca Steel Index (STEEL).

Annualized Total Return 12/31/09	1 Year	Life[1]

SLX (NAV)[1]	112.51%	16.34%

SLX (Share Price)[2]	112.78%	16.31%

STEEL	113.32%	16.85%

[1]	Commencement date for the Market Vectors Steel ETF was 10/10/06.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

NYSE Arca Steel Index (STEEL) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of STEEL or the results to be obtained by any person from the using STEEL in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

NYSE Arca Steel Index (STEEL) is a modified market capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period
As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 to December 31, 2009.

Actual Expenses
The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Annualized Expense Ratio During Period	Expenses Paid During Period* July 1, 2009- December 31, 2009

Agribusiness ETF
	Actual	$1,000.00	$1,284.10	0.57%	$3.27
	Hypothetical**	$1,000.00	$1,022.35	0.57%	$2.89

Coal ETF
	Actual	$1,000.00	$1,555.90	0.64%	$4.12
	Hypothetical**	$1,000.00	$1,021.98	0.64%	$3.26

Global Alternative Energy ETF
	Actual	$1,000.00	$1,031.20	0.66%	$3.39
	Hypothetical**	$1,000.00	$1,021.86	0.66%	$3.38

Gold Miners ETF
	Actual	$1,000.00	$1,222.90	0.54%	$3.02
	Hypothetical**	$1,000.00	$1,022.49	0.54%	$2.75

Junior Gold Miners ETF***
	Actual	$1,000.00	$1,044.10	0.59%	$0.84
	Hypothetical**	$1,000.00	$1,006.17	0.59%	$0.82

Nuclear Energy ETF
	Actual	$1,000.00	$1,029.80	0.67%	$3.42
	Hypothetical**	$1,000.00	$1,021.84	0.67%	$3.41

RVE Hard Assets Producers ETF
	Actual	$1,000.00	$1,236.30	0.65%	$3.66
	Hypothetical**	$1,000.00	$1,021.94	0.65%	$3.31

Solar Energy ETF
	Actual	$1,000.00	$1,048.60	0.66%	$3.43
	Hypothetical**	$1,000.00	$1,021.86	0.66%	$3.38

Steel ETF
	Actual	$1,000.00	$1,484.50	0.56%	$3.50
	Hypothetical**	$1,000.00	$1,022.39	0.56%	$2.85

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended December 31, 2009) multiplied by the average account value over the period, multiplied by 184 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
***

Junior Gold Miners Index ETF commenced operations November 10, 2009. Expenses are equal to the Fund’s annualized expense ratio (for the period of commencement of operations to December 31, 2009), multiplied by the average account value over the period, multiplied by the number of days from inception to December 31, 2009 (51 days), and divided by 365 (to reflect the period from commencement).

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.9%
Argentina: 0.3%
359,700	Cresud S.A.C.I.F. y S.A. (ADR)	$5,172,486

Australia: 1.4%
5,566,776	AWB Ltd. † #	5,622,768
1,350,796	GrainCorp. Ltd. * † #	7,548,760
1,498,445	Nufarm Ltd. #	14,563,279

		27,734,807

Brazil: 4.4%
1,485,655	Brasil Foods S.A. (ADR) * †	77,803,752
1,187,534	Cosan Ltd. (Class A)(USD)*	10,331,546

		88,135,298

Canada: 8.9%
780,767	Maple Leaf Foods Inc.	8,691,325
1,342,540	Potash Corp. of Saskatchewan Inc.	145,665,590
2,531,038	Viterra, Inc. *	23,829,203

		178,186,118

Chile: 3.4%
1,792,701	Sociedad Quimica y Minera de Chile S.A. (ADR)	67,351,777

China / Hong Kong: 1.7%
26,278,100	China Agri-Industries Holdings Ltd. † #	34,329,673

Indonesia: 1.7%
10,727,876	PT Astra Agro Lestari Tbk #	25,819,009
9,293,702	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk #	8,184,850

		34,003,859

Ireland: 0.4%
1,999,492	Glanbia PLC #	8,299,140

Japan: 4.0%
8,762,000	Kubota Corp. #	80,433,256

Malaysia: 5.4%
45,580,455	IOI Corp. BHD #	72,579,793
7,271,170	Kuala Lumpur Kepong BHD #	34,964,710

		107,544,503

Netherlands: 2.7%
1,616,976	CNH Global N.V. (USD) *	40,392,060
239,210	Nutreco Holding N.V. #	13,457,317

		53,849,377

Norway: 4.4%
1,912,642	Yara International ASA #	86,828,382

See Notes to Financial Statements

Number of Shares		Value

Singapore: 11.6%
82,681,745	Golden Agri-Resources Ltd. * #	$29,814,485
4,714,418	Golden Agri-Resources Ltd. Warrants (SGD 0.54, expiring 7/23/12) *	470,115
9,862,520	Indofood Agri Resources Ltd. * #	16,220,588
13,581,087	Olam International Ltd. † #	25,533,305
34,922,751	Wilmar International Ltd. #	158,895,868

		230,934,361

Switzerland: 8.1%
2,852,030	Syngenta A.G. (ADR)	160,483,728

United Kingdom: 1.1%
3,128,171	Tate & Lyle PLC #	21,753,037

United States: 40.4%
629,692	AGCO Corp. *	20,364,239
1,068,748	Agrium, Inc.	65,728,002
124,645	Andersons, Inc.	3,218,334
2,944,927	Archer-Daniels-Midland Co.	92,205,664
913,244	Bunge Ltd.	58,292,365
330,752	CF Industries Holdings, Inc.	30,025,667
304,870	Chiquita Brands International, Inc. *	5,499,855
509,818	Corn Products International, Inc.	14,901,980
560,085	Darling International, Inc. *	4,693,512
1,712,258	Deere & Co.	92,616,035
1,347,321	Del Monte Foods Co.	15,278,620
511,045	Intrepid Potash Inc. * †	14,907,183
84,529	Lindsay Corp.	3,368,481
1,926,941	Monsanto Co.	157,527,427
2,706,021	Mosaic Co.	161,630,634
1,125,484	Smithfield Foods, Inc. *	17,096,102
679,958	Terra Industries, Inc.	21,887,848
2,088,651	Tyson Foods, Inc.	25,627,748

		804,869,696

Total Common Stocks (Cost: $1,913,713,869)		1,989,909,498

MONEY MARKET FUND: 0.1% (Cost: $2,872,154)

2,872,154	Dreyfus Government Cash Management Fund	2,872,154

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,916,586,023)		1,992,781,652

See Notes to Financial Statements

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.4%
46,594,000	Dreyfus Government Cash Management Fund	$46,594,000
2,069,636	Bank of New York Institutional Cash Reserve Series B (a) #	403,579

Total Short-Term Investments Held as Collateral (Cost: $48,663,636)		46,997,579

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	804,550

Total Investments: 102.4% (Cost: $1,965,249,659)		2,040,583,781
Liabilities in excess of other assets: (2.4)%		(48,210,011)

NET ASSETS: 100.0%		$1,992,373,770

ADR	American Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $47,275,989.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $646,056,349 which represents 32.4% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of December 31, 2009.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	42.4%	$845,154,576
Agricultural Operations	27.8	552,869,353
Alternative Waste Technology	0.2	4,693,512
Chemicals-Diversified	4.1	81,915,056
Food-Canned	0.8	15,278,620
Food-Dairy Products	0.4	8,299,140
Food-Meat Products	6.5	129,218,927
Food-Miscellaneous/Diversified	1.7	33,859,152
Food-Wholesale/Distribution	1.3	25,533,305
Machinery-Farm	11.9	237,174,071
Sugar	1.6	32,084,583
Transport-Services	1.2	23,829,203
Money Market Fund	0.1	2,872,154

	100.0%	$1,992,781,652

See Notes to Financial Statements

COAL ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.8%
Australia: 9.1%
784,171	Aquila Resources Ltd.* † #	$7,766,214
2,013,079	Centennial Coal Co. Ltd. #	7,174,861
39,424	Coal & Allied Industries Ltd. #	2,815,169
355,673	Felix Resources Ltd. (a) #	30,721
663,007	Macarthur Coal Ltd. † #	6,663,658
1,207,776	New Hope Corp. Ltd. #	5,081,847
651,423	Riversdale Mining Ltd. * #	4,180,348
907,458	Whitehaven Coal Ltd. #	4,281,854

		37,994,672

Canada: 0.7%
997,359	Western Canadian Coal Corp. *	3,101,436

China / Hong Kong: 24.2%
17,626,095	China Coal Energy Co. Ltd. † #	31,981,157
6,521,908	China Shenhua Energy Co. Ltd. #	31,656,700
13,078,067	Fushan International Energy Group Ltd.* #	12,605,281
5,216,307	Hidili Industry International Development Ltd. * #	6,488,961
8,439,961	Yanzhou Coal Mining Co. Ltd. #	18,457,690

		101,189,789

Indonesia: 10.5%
64,566,215	Adaro Energy Tbk PT #	11,802,726
65,514,500	Bumi Resources Tbk PT #	16,680,889
38,076,000	Darma Henwa Tbk PT * #	552,173
7,587,500	Indika Energy Tbk PT #	1,782,835
1,609,552	Indo Tambangraya Megah Tbk PT #	5,440,676
4,368,500	Tambang Batubara Bukit Asam Tbk PT #	7,954,548

		44,213,847

Japan: 0.2%
812,500	Nippon Coke & Engineering Co. Ltd. † #	920,761

Singapore: 1.4%
3,236,200	Straits Asia Resources Ltd. † #	5,965,149

South Africa: 3.1%
915,042	Exxaro Resources Ltd. #	12,908,609

United Kingdom: 0.8%
119,236	Hargreaves Services PLC #	1,325,739
1,622,335	UK Coal PLC * #	1,937,173

		3,262,912

See Notes to Financial Statements

COAL ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

United States: 49.8%
444,793	Alpha Natural Resources, Inc. *	$19,295,120
769,100	Arch Coal, Inc.	17,112,475
351,944	Bucyrus International, Inc.	19,839,083
170,370	Cloud Peak Energy, Inc. * †	2,480,587
701,863	Consol Energy, Inc.	34,952,777
64,780	FreightCar America, Inc.	1,284,588
95,806	Fuel Tech, Inc. * †	782,735
693,540	International Coal Group, Inc. *	2,677,064
149,355	James River Coal Co. *	2,767,548
603,596	Joy Global, Inc.	31,139,518
421,081	Massey Energy Co.	17,689,613
406,367	Patriot Coal Corp. *	6,282,434
731,727	Peabody Energy Co.	33,081,378
251,139	Walter Energy, Inc.	18,913,278

		208,298,198

Total Common Stocks (Cost: $372,572,798)		417,855,373

MONEY MARKET FUND: 0.3% (Cost: $1,071,279)
1,071,279	Dreyfus Government Cash Management Fund	1,071,279

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $373,644,077)		418,926,652

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.1%
21,438,000	Dreyfus Government Cash Management Fund	21,438,000
187,251	Bank of New York Institutional Cash Reserve Series B (b) #	36,514

Total Short-Term Investments Held as Collateral (Cost: $21,625,251)		21,474,514

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (b) #	72,792

Total Investments: 105.2% (Cost: $395,269,328)		440,473,958
Liabilities in excess of other assets: (5.2)%		(21,945,845)

NET ASSETS: 100.0%		$418,528,113

See Notes to Financial Statements

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $20,421,134.
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $206,565,045, which represents 49.4% of net assets.

(a)	Illiquid, private company received as a spinoff shortly before its parent was acquired by Yanzhou Coal Mining Co. Ltd.
(b)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of December 31, 2009.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Coal Mining and Production	89.4%	$374,503,488
Coal Mining Equipment	2.5	10,443,278
Coal Mining Services	2.8	11,802,726
Coal Power Generation	1.7	7,174,861
Coal Technology	3.0	12,605,281
Transport-Services	0.3	1,325,739
Money Market Fund	0.3	1,071,279

	100.0%	$418,926,652

See Notes to Financial Statements

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.9%
Austria: 4.0%
200,597	Verbund - Oesterreichische Elektrizis A.G. #	$8,512,858

Brazil: 2.8%
687,328	Cosan Ltd. (Class A) (USD)*	5,979,754

China / Hong Kong: 10.8%
780,492	Dongfang Electric Corp. Machinery Co. Ltd. #	4,161,381
411,989	Suntech Power Holdings Co. Ltd. (ADR) * †	6,851,377
118,315	Trina Solar Ltd. (ADR) *	6,385,461
350,744	Yingli Green Energy Holding Co. Ltd. (ADR) * †	5,545,263

		22,943,482

Denmark: 9.4%
329,108	Vestas Wind Systems A/S * #	20,054,788

France: 2.0%
102,854	EDF Energies Nouvelles S.A. #	4,323,442

Germany: 8.8%
194,551	Nordex A.G. * † #	2,931,241
279,099	Q-Cells A.G. * † #	4,557,905
36,064	SMA Solar Technology A.G. #	4,823,835
289,356	Solarworld A.G. † #	6,373,290

		18,686,271

Japan: 4.5%
302,004	Kurita Water Industries Ltd. #	9,492,299

Norway: 3.8%
1,045,474	Renewable Energy Corp. A.S. * † #	8,088,708

Portugal: 3.3%
729,901	EDP Renovaveis S.A. * #	6,926,326

Spain: 9.3%
543,093	Gamesa Corporacion Tecnologica S.A. #	9,157,318
2,210,721	Iberdrola Renovables #	10,536,257

		19,693,575

United States: 41.2%
149,315	American Superconductor Corp. * †	6,106,984
423,686	Covanta Holding Corp. *	7,664,480
229,697	Cree Inc.*	12,948,020
255,085	Energy Conversion Devices, Inc. * †	2,696,248
185,100	EnerSys, Inc. *	4,048,137
104,489	First Solar, Inc. * †	14,147,811
70,395	Fuel Systems Solutions, Inc. *	2,903,090
271,764	International Rectifier Corp. *	6,011,420
123,830	Itron, Inc. *	8,367,193

See Notes to Financial Statements

Number of Shares		Value

United States: (continued)
666,318	MEMC Electronic Materials, Inc. *	$9,075,251
87,768	Ormat Technologies, Inc.	3,321,141
220,997	Sunpower Corp. *	5,233,209
154,877	Veeco Instruments Inc. *	5,117,136

		87,640,120

Total Common Stocks (Cost: $245,680,495)		212,341,623

MONEY MARKET FUND: 0.4% (Cost: $964,786)

964,786	Dreyfus Government Cash Management Fund	964,786

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $246,645,281)		213,306,409

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 22.7%
47,938,000	Dreyfus Government Cash Management Fund	47,938,000
1,089,236	Bank of New York Institutional Cash Reserve Series B (a) #	212,401

Total Short-Term Investments Held as Collateral (Cost: $49,027,236)		48,150,401

OTHER: 0.2% (Cost: $0)
0	Capital Support Agreement (a) #	423,430

Total Investments: 123.2% (Cost: $295,672,517)		261,880,240
Liabilities in excess of other assets: (23.2)%		(49,235,660)

NET ASSETS: 100.0%		$212,644,580

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $47,320,117.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $100,575,479 which represents 47.3% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of December 31, 2009.

See Notes to Financial Statements

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Auto Truck Parts & Equipment	1.4%	$2,903,090
Batteries & Battery Systems	1.9	4,048,137
Electric - Integrated	4.0	8,512,858
Electronic Components-Semiconductors	13.1	28,034,691
Electronic Measuring Instruments	3.9	8,367,193
Energy-Alternate Resources	43.1	91,989,709
Independent Power Producer	1.5	3,321,141
Power Conversion & Supply Equipment	18.0	38,468,631
Semiconductors and Related Devices	2.4	5,117,136
Sugar	2.8	5,979,754
Superconductor Product & Systems	2.9	6,106,984
Water Treatment Systems	4.5	9,492,299
Money Market Fund	0.5	964,786

	100.0%	$213,306,409

See Notes to Financial Statements

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.3%
Australia: 4.1%
7,913,341	Lihir Gold Ltd. (ADR) *	$230,990,424

Canada: 57.8%
4,316,894	Agnico-Eagle Mines Ltd. (USD)	233,112,276
5,311,077	Aurizon Mines Ltd. (USD)*	23,899,847
23,285,354	Barrick Gold Corp. (USD)	916,977,241
17,628,902	Eldorado Gold Corp. (USD) * †	249,801,541
4,580,302	Gammon Gold, Inc. (USD) *	50,429,125
17,481,189	Goldcorp, Inc. (USD)	687,709,975
11,149,918	Great Basin Gold Ltd. (USD) * †	19,066,360
12,294,616	IAMGOLD Corp. (USD)	192,287,794
16,479,955	Kinross Gold Corp. (USD)	303,231,172
2,197,118	Minefinders Corp. (USD) * †	22,630,315
12,983,385	New Gold, Inc. (USD) *	47,259,521
2,914,000	PAN American Silver Corp. (USD) *	69,382,340
11,400,931	Silver Wheaton Corp. (USD) *	171,241,984
3,009,657	Tanzanian Royalty Exploration Corp. (USD) * †	10,503,703
21,424,321	Yamana Gold, Inc. (USD)	243,808,773

		3,241,341,967

Peru: 4.6%
7,686,395	Cia de Minas Buenaventura S.A. (ADR)	257,263,641

South Africa: 13.1%
8,579,193	AngloGold Ashanti Ltd. (ADR)	344,711,975
18,496,593	Gold Fields Ltd. (ADR)	242,490,334
14,234,276	Harmony Gold Mining Co. Ltd. (ADR)	144,762,587

		731,964,896

United Kingdom: 5.2%
3,006,226	Randgold Resources Ltd. (ADR) †	237,852,601
2,395,706	Silver Standard Resources, Inc. (ADR) * †	52,394,090

		290,246,691

United States: 14.5%
2,610,535	Coeur d’Alene Mines Corp. *	47,146,262
8,690,342	Golden Star Resources Ltd. * †	27,113,867
7,961,527	Hecla Mining Co. * †	49,202,237
4,674,953	Nevsun Resources Ltd. * †	11,360,136
11,609,233	Newmont Mining Corp.	549,232,813
9,697,761	Northgate Minerals Corp. *	29,869,104
1,362,294	Royal Gold, Inc.	64,164,047
1,256,077	Seabridge Gold, Inc. * †	30,484,989
1,489,832	Vista Gold Corp. *	3,650,088

		812,223,543

Total Common Stocks (Cost: $5,210,291,774)		5,564,031,162

See Notes to Financial Statements

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

MONEY MARKET FUND: 0.1% (Cost: $7,086,387)
7,086,387	Dreyfus Government Cash Management Fund	$7,086,387

Total Investments Before Collateral for Securities Loaned: 99.4% (Cost: $5,217,378,161)		5,571,117,549

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.5%
83,412,000	Dreyfus Government Cash Management Fund	83,412,000
2,984,133	Bank of New York Institutional Cash Reserve Series B (a) #	581,905

Total Short-Term Investments Held as Collateral (Cost: $86,396,133)		83,993,905

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	1,160,052

Total Investments: 100.9% (Cost: $5,303,774,294)		5,656,271,506
Liabilities in excess of other assets: (0.9)%		(87,742,601)

NET ASSETS: 100.0%		$5,568,528,905

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $81,554,657.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,741,957 which represents 0.0% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of December 31, 2009.

Summary of Investments by Industry Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold Mining	90.7%	$5,054,345,288
Metal-Copper	0.8	47,259,521
Metal-Diversified	0.9	49,202,237
Precious Metals	2.2	120,205,702
Silver Mining	5.3	293,018,414
Money Market Fund	0.1	7,086,387

	100.0%	$5,571,117,549

See Notes to Financial Statements

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.7%
Australia: 13.0%
5,568,034	Andean Resources Ltd. (CAD) *	$12,746,966
5,154,502	Avoca Resources Ltd. * #	8,341,765
5,511,142	CGA Mining Ltd. (CAD) *	10,934,493
1,608,240	Dominion Mining Ltd. #	5,174,835
51,767,626	Focus Minerals Ltd. * #	2,923,514
1,684,125	Kingsgate Consolidated Ltd. #	13,902,479
2,182,348	Medusa Mining Ltd. * #	7,291,875
5,680,608	Perseus Mining Ltd. * #	9,039,083
7,337,323	Resolute Mining Ltd. * #	6,967,327
34,086,810	St. Barbara Ltd. * #	9,024,445

		86,346,782

Canada: 62.8%
2,077,319	Alamos Gold, Inc. *	24,887,801
2,887,597	Aurizon Mines Ltd. *	13,028,410
1,245,538	Colossus Minerals, Inc. *	6,890,943
944,463	Detour Gold Corp. *	16,108,168
1,471,826	Dundee Precious Metals, Inc. *	5,040,163
1,387,997	Endeavour Silver Corp. (USD) *	5,052,309
2,453,695	European Goldfields Ltd. *	14,230,424
1,388,754	Exeter Resources Corp. (USD) *	9,860,153
2,107,854	First Majestic Silver Corp. *	8,183,303
2,292,784	Fronteer Development Group (USD) *	9,010,641
3,780,594	Gabriel Resources Ltd. *	15,759,237
2,542,000	Gammon Gold, Inc. (USD) *	27,987,420
19,486,381	Gold Wheaton Gold Corp. *	6,784,499
989,355	Greystar Resources Ltd. *	5,511,359
1,096,816	Guyana Goldfields, Inc. *	8,380,308
832,358	International Tower Hill *	5,954,772
1,870,955	Jinshan Gold Mines, Inc. *	5,657,392
1,085,372	Kirkland Lake Gold, Inc. *	9,276,418
4,403,194	Lake Shore Gold Corp. *	17,346,489
1,245,181	Minefinders Corp. (USD) *	12,825,364
7,098,154	New Gold, Inc. *	25,728,989
5,614,939	Northgate Minerals Corp. (USD) *	17,294,012
2,530,288	Novagold Resources, Inc. (USD) *	15,510,666
1,378,236	Premier Gold Mines Ltd. *	5,495,327
3,935,664	Romarco Minerals, Inc. *	6,569,764
2,971,767	Rubicon Minerals Corp. *	14,173,544
4,939,429	San Gold Corp. *	17,197,421
4,817,801	Semafo, Inc. *	20,358,524
1,209,039	Silver Standard Resources (USD) *	26,441,683
3,677,479	Silvercorp Metals, Inc.	24,449,877

See Notes to Financial Statements

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Canada: (continued)
2,127,276	Terrane Metals Corp. *	$2,719,082
1,523,079	Ventana Gold Corp. *	11,709,846

		415,424,308

China / Hong Kong: 1.4%
5,404,000	Lingbao Gold Co. Ltd. * #	2,047,058
4,755,500	Real Gold Mining Ltd. * #	7,063,529

		9,110,587

South Africa: 4.1%
2,465,039	DRDGOLD Ltd. (ADR)	16,860,867
5,866,566	Great Basin Gold Ltd. (CAD) *	10,128,759

		26,989,626

United Kingdom: 1.0%
2,504,341	Avocet Mining Plc * #	4,268,626
1,452,771	Highland Gold Mining Ltd. * #	2,113,521

		6,382,147

United States: 17.4%
1,211,162	Allied Nevada Gold Corp. *	18,264,323
2,635,595	Anatolia Minerals Development Ltd. (CAD) *	7,642,685
1,410,133	Coeur d’Alene Mines Corp. *	25,467,002
4,963,221	Golden Star Resources Ltd. *	15,485,250
4,520,646	Hecla Mining Co. *	27,937,592
1,426,664	Jaguar Mining, Inc. (CAD) *	16,071,829
1,592,505	U.S. Gold Corp. *	3,949,413

		114,818,094

Total Common Stocks (Cost: $662,811,417)		659,071,544

MONEY MARKET FUND: 0.3% (Cost: $2,023,912)

2,023,912	Dreyfus Government Cash Management Fund	2,023,912

Total Investments: 100.0% (Cost: $664,835,329)		661,095,456
Liabilities in excess of other assets: (0.0)%		(252,324)

NET ASSETS: 100.0%		$660,843,132

See Notes to Financial Statements

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $78,158,057 which represents 11.8% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Diversified Minerals	3.5%	$23,184,185
Gold Mining	69.3	457,801,026
Metal-Diversified	4.2	27,937,592
Precious Metals	13.0	86,021,569
Silver Mining	9.7	64,127,172
Money Market Fund	0.3	2,023,912

	100.0%	$661,095,456

See Notes to Financial Statements

NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 95.7%
Australia: 9.4%
343,586	Energy Resources of Australia Ltd. #	$7,341,312
2,008,104	Paladin Energy Ltd. * † #	7,505,257

		14,846,569

Canada: 16.8%
4,161,586	Denison Mines Corp. *	5,239,942
967,631	Forsys Metals Corp. *	3,784,315
1,455,183	Fronteer Development Group, Inc. * †	5,732,728
1,055,587	Hathor Exploration Ltd. * †	1,822,495
2,358,869	UEX Corp. *	2,475,086
2,483,133	Uranium One, Inc. *	7,153,204

		26,207,770

France: 12.4%
13,740	Areva S.A. † #	6,846,053
213,192	Electricite de France S.A. #	12,681,315

		19,527,368

Japan: 22.5%
2,996,614	IHI Corp. * #	4,780,943
365,874	JGC Corp. #	6,745,098
2,160,105	Kajima Corp. #	4,372,519
3,486,806	Mitsubishi Heavy Industries Ltd. #	12,303,133
522,376	Taihei Dengyo Kaisha Ltd. #	4,659,221
199,700	Toshiba Plant Systems & Services Corp. #	2,522,151

		35,383,065

South Africa: 2.8%
2,043,552	First Uranium Corp. * †	4,483,397

United States: 31.8%
224,299	American Ecology Corp.	3,822,055
409,771	Cameco Corp. †	13,182,333
143,204	Central Vermont Public Service Corp.	2,978,643
367,484	Constellation Energy Group, Inc.	12,924,412
243,589	Exelon Corp.	11,904,194
1,379,355	USEC, Inc. *	5,310,518

		50,122,155

Total Common Stocks (Cost: $188,335,193)		150,570,324

CLOSED END FUND: 4.2% (Cost: $8,259,782)
1,049,829	Uranium Participation Corp. *	6,609,311

MONEY MARKET FUND: 0.2% (Cost: $392,777)
	Dreyfus Government
392,777	Cash Management Fund	392,777

See Notes to Financial Statements

Number of Shares		Value

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $196,987,752)		$157,572,412

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.7%
	Dreyfus Government
12,119,000	Cash Management Fund	12,119,000
	Bank of New York
258,247	Institutional Cash Reserve Series B (a) #	50,358

Total Short-Term Investments Held as Collateral (Cost: $12,377,247)		12,169,358

OTHER: 0.1% (Cost: $0)
0	Capital Support Agreement (a) #	100,391

Total Investments: 107.9% (Cost: $209,364,999)		169,842,161
Liabilities in excess of other assets: (7.9)%		(12,439,971)

NET ASSETS: 100.0%		$157,402,189

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,951,567.
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $69,907,751, which represents 44.4% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of December 31, 2009.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction-Miscellaneous	2.8%	$4,372,519
Closed-end Fund	4.2	6,609,311
Diversified Minerals	8.4	13,237,985
Electric-Integrated	25.7	40,488,564
Energy-Alternate Sources	4.3	6,846,053
Engineering/R&D Services	8.8	13,926,470
Hazardous Waste Disposal	2.4	3,822,055
Machinery-General Industry	10.9	17,084,076
Metal-Diversified	5.3	8,267,712
Non-Ferrous Metals	27.0	42,524,890
Money Market Fund	0.2	392,777

	100.0%	$157,572,412

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 100.0%
Argentina: 0.2%
4,242	Cresud S.A. (ADR)	$61,000
3,543	Tenaris S.A. (ADR)	151,109

		212,109

Australia: 4.1%
94,575	AWB Ltd. * #	95,526
54,224	BHP Billiton Ltd. #	2,077,518
29,287	BlueScope Steel Ltd. #	80,796
111	Coal & Allied Industries Ltd. #	7,926
923	Energy Resources of Australia Ltd. #	19,722
20,088	Fortescue Metals Group Ltd. * #	79,555
20,641	GrainCorp Ltd. #	115,350
6,085	Lihir Gold Ltd. (ADR)	177,621
12,427	Newcrest Mining Ltd. #	394,105
16,267	Oil Search Ltd. #	89,298
21,422	OneSteel Ltd. #	64,422
13,375	Origin Energy Ltd. #	201,477
50,381	OZ Minerals Ltd. * #	53,766
12,687	Santos Ltd. #	159,983
6,691	Woodside Petroleum Ltd. #	282,520
530	Woodside Petroleum Ltd. Rights * # (AUD 42.10, expiring 1/29/10)	2,431
3,104	WorleyParsons Ltd. #	80,696

		3,982,712

Austria: 0.4%
404	Mayr-Melnhof Karton A.G. #	41,582
2,265	OMV A.G. #	99,463
3,253	Verbund - Oesterreichische Elektrizis A.G. #	138,050
2,013	Voestalpine A.G. #	73,604

		352,699

Brazil: 3.2%
5,010	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	195,991
6,291	Cia Siderurgica Nacional S.A. (ADR) †	200,872
10,719	Gerdau S.A. (ADR)	182,545
38,844	Petroleo Brasileiro S.A. (ADR)	1,852,082
24,731	Vale S.A. (ADR)	717,941

		3,149,431

Canada: 11.6%
4,022	Agnico-Eagle Mines Ltd. (USD)	217,188
25,254	Barrick Gold Corp.	994,503
8,304	Canadian Natural Resources Ltd.	597,473
1,749	Centerra Gold, Inc. *	18,018

See Notes to Financial Statements

Number of Shares		Value

Canada: (continued)
2,202	Domtar Corp. (USD) *	$122,013
10,279	Eldorado Gold Corp. *	145,653
5,769	Enbridge, Inc.	266,643
11,504	EnCana Corp.	372,615
1,269	First Quantum Minerals Ltd.	97,153
2,240	Gerdau Ameristeel Corp.	18,480
18,822	Goldcorp, Inc. (USD)	740,457
3,774	Husky Energy, Inc.	108,286
9,453	IAMGOLD Corp.	148,871
3,894	Imperial Oil Ltd. (USD)	150,542
1,283	Inmet Mining Corp.	78,056
8,077	Ivanhoe Mines Ltd. *	119,497
17,873	Kinross Gold Corp. (USD)	328,863
7,999	Nexen, Inc.	191,416
35,689	Potash Corp. of Saskatchewan, Inc.	3,872,257
5,940	Red Back Mining, Inc. *	84,991
8,766	Silver Wheaton Corp. (USD) *	131,665
23,877	Suncor Energy, Inc. (USD)	843,097
15,540	Talisman Energy, Inc. (USD)	289,666
7,800	Teck Cominco Ltd. *	272,766
3,344	TransAlta Corp.	74,896
10,469	TransCanada Corp.	359,820
44,821	Viterra, Inc. *	421,981
18,836	Yamana Gold, Inc. (USD)	214,354

		11,281,220

Chile: 0.4%
6,268	Antofagasta PLC (GBP) #	99,687
1,356	Cap S.A.	39,965
6,239	Empresas CMPC S.A.	248,453
19,088	Inversiones Aguas Metropolitanas S.A.	22,917

		411,022

China / Hong Kong: 2.9%
2,549	Aluminum Corp of China Ltd. (ADR) * †	69,460
18,000	Angang New Steel Co. Ltd. #	39,248
276,768	Chaoda Modern Agriculture Holdings Ltd. #	294,593
198,642	China Agri-Industries Holdings Ltd. #	259,506
63,352	China Coal Energy Co. Ltd. #	114,947
22,000	China Molybdenum Co. Ltd. (Class H) #	17,525
24,000	China Oilfield Services Ltd. (Class H) #	28,463
257,883	China Petroleum & Chemical Corp. #	227,187
43,591	China Shenhua Energy Co. Ltd. #	211,586
243,479	CNOOC Ltd. #	379,294
22,700	Fosun International Ltd. #	15,736

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

China / Hong Kong: (continued)
46,000	Huaneng Power International, Inc. #	$25,753
22,000	Jiangxi Copper Co. Ltd. (Class H) † #	51,446
91,200	Lee & Man Paper Manufacturing Ltd. *	62,925
28,000	Maanshan Iron and Steel Co. Ltd. (Class H) * #	20,284
74,557	Nine Dragons Paper Holdings Ltd. #	118,914
323,640	PetroChina Co. Ltd. (Class H) #	384,727
11,563	Sino-Forest Corp. (CAD) *	213,756
5,415	Suntech Power Holdings Co. Ltd. (ADR) * †	90,051
1,082	Trina Solar Ltd. (ADR) *	58,396
30,000	Yanzhou Coal Mining Co. Ltd. #	65,608
12,000	Zhaojin Mining Industry Co. Ltd. #	23,769
102,841	Zijin Mining Group Ltd. #	97,473

		2,870,647

Denmark: 0.6%
8,959	Vestas Wind Systems A/S * #	545,933

Egypt: 0.0%
410	Egyptian Iron & Steel Co. * #	1,051

Finland: 0.3%
1,959	Neste Oil Oyj #	34,841
1,792	Outokumpu Oyj #	33,951
1,367	Rautaruukki Oyj #	31,647
32,145	Stora Enso Oyj (R Shares) #	225,648

		326,087

France: 3.3%
157	Eramet S.A. #	49,209
1,674	Technip S.A. #	117,876
35,940	Total S.A. #	2,310,356
21,710	Veolia Environnement S.A. #	716,229

		3,193,670

Germany: 0.4%
2,298	Nordex A.G. * #	34,623
2,739	Q-Cells A.G. * † #	44,730
617	Salzgitter A.G. #	60,510
3,685	Solarworld A.G. † #	81,165
5,382	ThyssenKrupp A.G.#	202,491

		423,519

Hungary: 0.1%
688	MOL Hungarian Oil and Gas NyRt * #	61,984

India: 1.4%
25,161	Reliance Industries Ltd. (GDR) * #	1,167,693
13,577	Sterlite Industries (India) Ltd. (ADR)	247,373

		1,415,066

See Notes to Financial Statements

Number of Shares		Value

Indonesia: 0.2%
40,244	Astra Agro Lestari Tbk PT #	$96,856
297,000	Bumi Resources Tbk PT #	75,620
30,454	International Nickel Indonesia Tbk PT #	11,771
58,500	Perusahaan Perkebunan London Sumatra Industries Tbk PT #	51,520

		235,767

Ireland: 0.1%
5,737	Smurfit Kappa Group PLC * #	51,857

Italy: 1.3%
42,738	ENI S.p.A. #	1,089,268
3,856	Saipem S.p.A. #	133,184

		1,222,452

Japan: 2.1%
4,900	Daio Paper Corp. #	39,868
2,717	Hitachi Metals Ltd. #	26,151
13	Inpex Holdings, Inc. #	98,337
7,264	JFE Holdings, Inc. #	287,261
40,135	Kobe Steel Ltd. #	72,764
4,465	Kurita Water Industries Ltd. #	140,340
17,929	Mitsubishi Materials Corp. * #	43,869
13,000	Nippon Mining Holdings, Inc. #	55,817
19,351	Nippon Oil Corp. #	89,752
5,100	Nippon Paper Group, Inc. #	130,210
86,073	Nippon Steel Corp. #	348,917
28,514	Nippon Suisan Kaisha Ltd. † #	80,563
46,176	OJI Paper Co. Ltd.#	193,553
11,370	Rengo Co. Ltd. #	67,609
7,583	Sumitomo Forestry Co. Ltd. #	57,236
55,901	Sumitomo Metal Industries Ltd. #	150,329
8,123	Sumitomo Metal Mining Ltd. #	119,927
3,900	TonenGeneral Sekiyu K.K. #	32,600

		2,035,103

Kazakhstan: 0.1%
3,075	Kazakhmys PLC (GBP) * #	65,094

Luxembourg: 0.1%
3,239	Ternium S.A. (ADR) *	114,725

Malaysia: 1.0%
37,751	Genting Plantation BHD #	68,563
374,694	IOI Corp. BHD #	596,642
48,478	Kuala Lumpur Kepong BHD #	233,115
38,400	Kulim Malaysia BHD #	84,448

		982,768

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Mexico: 0.2%
17,100	Gruma, S.A. de C.V. (Class B) *	$30,125
60,353	Grupo Mexico, S.A.B. de C.V.	138,038
3,162	Industrias Penoles, S.A. de C.V.	68,058

		236,221

Netherlands: 2.2%
13,712	ArcelorMittal #	627,249
3,150	CNH Global N.V. (USD) *	78,687
4,236	Nutreco Holding N.V. #	238,306
41,281	Royal Dutch Shell PLC #	1,201,975

		2,146,217

Norway: 1.6%
6,206	Cermaq ASA * #	59,489
307,080	Marine Harvest ASA * #	223,187
11,305	Norsk Hydro ASA * #	95,180
13,461	Renewable Energy Corp ASA * #	104,146
4,109	SeaDrill Ltd. #	104,780
22,414	Yara International ASA #	1,017,530

		1,604,312

Peru: 0.2%
5,493	Cia de Minas Buenaventura S.A. (ADR)	183,851

Poland: 0.1%
1,881	KGHM Polska Miedz S.A. #	69,380
4,747	Polski Koncern Naftowy Orlen S.A. # *	56,040
13,778	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	18,192

		143,612

Portugal: 0.1%
4,231	Galp Energia, SGPS, S.A. #	73,142
6,940	Portucel-Empresa Productora de Pasta e Papel S.A. #	19,654

		92,796

Russia: 2.9%
1,953	Evraz Group S.A. Reg S (GDR) * † #	54,575
13,041	JSC MMC Norilsk Nickel (ADR) * #	185,017
6,532	Lukoil (ADR) #	370,149
13,888	Magnitogorsk Iron & Steel Works Reg S (GDR) * #	156,113
2,219	Mechel OAO (ADR)	41,762
2,245	Novatek OAO Reg S (GDR) #	146,646
1,490	Novolipetsk Steel (GDR) * #	45,543
45,314	OAO Gazprom (ADR) #	1,144,275
3,771	Petropavlovsk PLC (GBP) #	61,803
3,557	Polyus Gold Co. (ADR) #	97,781
24,993	Rosneft Oil Co. (GDR) #	213,314

See Notes to Financial Statements

Number of Shares		Value

Russia: (continued)
2,870	Severstal Reg S (GDR) * † #	$27,107
14,990	Surgutneftegaz (ADR) #	132,534
3,692	Tatneft Reg S (GDR) #	106,679

		2,783,298

Singapore: 1.6%
752,319	Golden Agri-Resources Ltd. * #	271,281
36,354	Golden Agri-Resources Ltd. Warrants *
	(SGD 0.54, expiring 7/23/12)	3,625
15,000	Hyflux Ltd. #	37,648
175,665	Olam International Ltd. #	330,261
207,064	Wilmar International Ltd. #	942,126

		1,584,941

South Africa: 1.8%
1,540	African Rainbow Minerals Ltd. (GBP) #	36,171
1,245	Anglo Platinum Ltd. * #	133,225
9,303	AngloGold Ashanti Ltd. (ADR)	373,795
11,870	Aquarius Platinum Ltd. (AUD) * #	78,116
2,178	ArcelorMittal South Africa Ltd. #	30,245
2,585	Exxaro Resources Ltd. #	36,467
19,312	Gold Fields Ltd. (ADR)	253,180
10,944	Harmony Gold Mining Co. Ltd. (ADR)	111,300
12,459	Impala Platinum Holdings Ltd. #	341,309
1,242	Kumba Iron Ore Ltd. #	51,146
23,091	Sappi Ltd. * #	110,707
5,787	Sasol Ltd. #	232,420

		1,788,081

South Korea: 1.0%
906	Hyundai Steel Co. #	67,282
1,178	POSCO #	621,244
980	SK Energy Co. Ltd. #	98,460
500	SK Holdings Co. Ltd. #	38,155
648	S-Oil Corp. #	30,077
2,362	Woongjin Coway Co. Ltd. * #	78,112

		933,330

Spain: 0.6%
2,117	Acerinox S.A. #	44,249
449	Cia Espanola de Petroleos S.A. #	14,004
8,656	Gamesa Corporacion Tecnologica S.A. #	145,952
12,314	Repsol YPF S.A. #	330,718
657	Sociedad General de Aguas de Barcelona S.A. #	18,712

		553,635

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Sweden: 0.5%
2,351	Holmen AB (B Shares) #	$60,019
1,125	SSAB AB (B Shares) #	17,459
31,498	Svenska Cellulosa AB (B Shares) #	420,810

		498,288

Switzerland: 3.3%
11,410	Syngenta A.G. #	3,224,457

Taiwan: 0.3%
167,128	China Steel Corp. #	172,329
32,420	Formosa Petrochemical Corp. #	83,437

		255,766

Turkey: 0.1%
13,109	Eregli Demir ve Celik Fabrikalari T.A.S. * #	39,602
1,879	Tupras-Turkiye Petrol Rafinerileri A.S. #	37,128

		76,730

United Kingdom: 8.2%
21,271	Anglo American PLC * #	920,995
51,638	BG Group PLC #	932,188
287,229	BP PLC #	2,772,933
21,100	Cairn Energy PLC * #	112,930
2,181	ENSCO International PLC (ADR)	87,109
3,725	Lonmin PLC * #	117,042
19,277	Mondi PLC #	103,399
16,868	Northumbrian Water Group PLC #	73,402
15,482	Pennon Group PLC #	134,017
3,931	Petrofac Limited #	65,790
2,311	Randgold Resources Ltd. (ADR)	182,846
21,667	Rio Tinto PLC #	1,169,695
10,405	Severn Trent PLC #	181,768
12,310	Tullow Oil PLC #	258,213
29,975	United Utilities Group PLC #	239,545
1,677	Vedanta Resources PLC #	70,127
31,130	Xstrata PLC * #	555,117

		7,977,116

United States: 41.5%
11,151	AGCO Corp. *	360,623
18,951	Agrium, Inc.	1,165,487
15,743	Alcoa, Inc.	253,777
1,585	Allegheny Technologies, Inc.	70,960
7,527	Anadarko Petroleum Corp.	469,835
2,207	Andersons, Inc.	56,985
5,148	Apache Corp.	531,119
5,993	Aqua America, Inc.	104,937

See Notes to Financial Statements

Number of Shares		Value

United States: (continued)
77,479	Archer-Daniels-Midland Co.	$2,425,867
4,745	Baker Hughes, Inc.	192,078
4,494	BJ Services Co.	83,588
16,173	Bunge Ltd.	1,032,323
1,587	Cabot Oil & Gas Corp.	69,177
6,344	Cameco Corp.	204,086
3,743	Cameron International Corp.*	156,457
5,857	CF Industries Holdings, Inc.	531,699
9,918	Chesapeake Energy Corp.	256,678
30,722	Chevron Corp.	2,365,287
2,116	Cliffs Natural Resources, Inc.	97,526
22,720	ConocoPhillips	1,160,310
2,769	Consol Energy, Inc.	137,896
468	Continental Resources, Inc. *	20,073
9,029	Corn Products International, Inc.	263,918
9,918	Darling International, Inc. *	83,113
51,015	Deere & Co.	2,759,401
3,826	Denbury Resources, Inc. *	56,625
6,800	Devon Energy Corp.	499,800
1,064	Diamond Offshore Drilling, Inc.	104,719
10,739	El Paso Corp.	105,564
3,864	EOG Resources, Inc.	375,967
2,005	EQT Corp.	88,060
72,695	Exxon Mobil Corp.	4,957,072
2,134	First Solar, Inc. * †	288,944
1,871	FMC Technologies, Inc.*	108,219
6,946	Freeport-McMoRan Copper & Gold, Inc.	557,694
13,811	Halliburton Co.	415,573
1,616	Helmerich & Payne, Inc.	64,446
4,458	Hess Corp.	269,709
22,733	International Paper Co.	608,790
1,765	Itron, Inc.*	119,261
1,497	Lindsay Corp.	59,655
10,839	Marathon Oil Corp.	338,394
3,525	McDermott International, Inc. *	84,635
8,983	MeadWestvaco Corp.	257,183
65,743	Monsanto Co.	5,374,490
19,320	Mosaic Co.	1,153,984
2,924	Murphy Oil Corp.	158,481
4,338	Nabors Industries Ltd. *	94,959
6,078	Nalco Holding Co.	155,050
6,406	National Oilwell Varco, Inc.	282,441
2,035	Newfield Exploration Co. *	98,148
12,591	Newmont Mining Corp.	595,680

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

United States: (continued)
4,011	Noble Corp.	$163,248
2,656	Noble Energy, Inc.	189,160
5,086	Nucor Corp.	237,262
12,429	Occidental Petroleum Corp.	1,011,099
879	Ormat Technologies, Inc.	33,261
5,406	Packaging Corp. of America	124,392
4,101	Peabody Energy Co.	185,406
4,607	Petrohawk Energy Corp. *	110,522
2,133	Plains Exploration & Production Co. *	58,999
2,672	Pride International, Inc. *	85,264
2,670	Questar Corp.	110,992
2,415	Range Resources Corp.	120,388
1,034	Reliance Steel & Aluminum Co.	44,689
2,034	Rock-Tenn Co. (Class A)	102,534
18,387	Schlumberger Ltd.	1,196,810
40	Seaboard Corp.	53,960
3,789	Smith International, Inc.	102,947
16,987	Smithfield Foods, Inc. *	258,033
2,884	Southern Copper Corp.	94,912
5,287	Southwestern Energy Co. *	254,833
9,904	Spectra Energy Corp.	203,131
3,484	Steel Dynamics, Inc.	61,736
4,265	Sunpower Corp. *	100,995
5,611	Temple-Inland, Inc.	118,448
14,576	Terra Industries, Inc.	469,201
4,360	Tractor Supply Co. *	230,906
4,918	Transocean, Inc. *	407,210
36,801	Tyson Foods, Inc.	451,548
2,319	Ultra Petroleum Corp. *	115,625
2,316	United States Steel Corp.	127,658
8,642	Valero Energy Corp.	144,754
11,289	Weatherford International Ltd. *	202,186
11,094	Weyerhaeuser Co.	478,594
8,929	Williams Companies, Inc.	188,223
8,887	XTO Energy, Inc.	413,512

		40,379,181

Total Common Stocks (Cost: $88,610,408)		97,396,748

MONEY MARKET FUND: 0.1% (Cost: $55,120)
55,120	Dreyfus Government Cash Management Fund	55,120

See Notes to Financial Statements

Number of Shares		Value

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $88,665,528)		$97,451,868

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.8% (Cost: $818,000)
818,000	Dreyfus Government Cash Management Fund	818,000

Total Investments: 100.9% (Cost: $89,483,528)		98,269,868
Liabilities in excess of other assets: (0.9)%		(875,741)

NET ASSETS: 100.0%		$97,394,127

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $793,208.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $39,476,789 which represents 40.5% of net assets.

Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agriculture	29.9%	$29,168,168
Alternative Energy Sources	2.1	1,994,890
Base/Industrial Metals	13.9	13,558,886
Energy	41.2	40,190,442
Forest Products	4.3	4,209,060
Precious Metals	6.5	6,316,974
Water	2.0	1,958,328
Money Market Fund	0.1	55,120

	100.0%	$97,451,868

See Notes to Financial Statements

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.8%
Canada: 5.5%
80,495	5N Plus, Inc. *	$456,856
49,711	Canadian Solar, Inc. *	1,432,671

		1,889,527

China / Hong Kong: 26.8%
38,528	China Sunergy Co. Ltd. (ADR) * †	177,999
229,064	JA Solar Holdings Co. Ltd. (ADR) * †	1,305,665
67,414	LDK Solar Co. Ltd. (ADR) * †	472,572
101,039	Renesola Ltd. (ADR) * †	480,946
43,103	Solarfun Power Holdings Co. Ltd. (ADR) * †	328,876
194,955	Suntech Power Holdings Co. Ltd. (ADR) * †	3,242,102
30,593	Trina Solar Ltd. (ADR) *	1,651,105
96,497	Yingli Green Energy Holding Co. Ltd. (ADR) * †	1,525,618

		9,184,883

Germany: 24.4%
15,762	Centrotherm Photovoltaics A.G. * #	954,442
338,328	Conergy A.G. * #	320,018
11,826	Phoenix Solar A.G. #	712,902
93,890	Q-Cells A.G. * † #	1,533,297
21,675	Roth & Rau A.G. * #	940,790
10,515	SMA Solar Technology A.G. #	1,406,461
18,366	Solar Millenium A.G. * #	925,037
64,321	Solarworld A.G. † #	1,416,720
14,165	Solon AG Fuer Solartechnik * † #	146,954

		8,356,621

Norway: 11.4%
506,779	Renewable Energy Corp. A.S. * † #	3,920,889

Spain: 0.7%
68,838	Solaria Energia y Medio Ambiente S.A. * #	247,404

United Kingdom: 1.5%
537,885	PV Crystalox Solar PLC #	533,517

United States: 29.5%
26,304	Ascent Solar Technologies, Inc. * †	139,411
80,795	Energy Conversion Devices, Inc. * †	854,003
337,808	Evergreen Solar, Inc. * †	510,090
24,373	First Solar, Inc. * †	3,300,104
53,605	GT Solar International, Inc. * †	298,044
255,331	MEMC Electronic Materials, Inc. *	3,477,608
64,317	Sunpower Corp. *	1,523,027

		10,102,287

Total Common Stocks (Cost: $35,473,801)		34,235,128

See Notes to Financial Statements

Number of Shares		Value

MONEY MARKET FUND: 0.5% (Cost: $160,230)
160,230	Dreyfus Government Cash Management Fund	$160,230

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $35,634,031)		34,395,358

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 29.7%
10,145,000	Dreyfus Government Cash Management Fund	10,145,000
100,397	Bank of New York Institutional Cash Reserve Series B (a) #	19,578

Total Short-Term Investments Held as Collateral (Cost: $10,245,397)		10,164,578

OTHER: 0.1% (Cost: $0)
0	Capital Support Agreement (a) #	39,028

Total Investments: 130.1% (Cost: $45,879,428)		44,598,964
Liabilities in excess of other assets: (30.1)%		(10,320,371)

NET ASSETS: 100.0%		$34,278,593

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,913,864.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,117,037 which represents 38.3% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of December 31, 2009.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Alternate Energy Sources	75.4%	$25,913,051
Power Conversion & Supply Equipment	3.4	1,179,874
Semiconductors and Related Devices	19.4	6,685,347
Superconductor Products & Systems	1.3	456,856
Money Market Fund	0.5	160,230

	100.0%	$34,395,358

See Notes to Financial Statements

STEEL ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.8%
Brazil: 21.6%
613,450	Cia Siderurgica Nacional S.A. (ADR) †	$19,587,459
1,148,115	Gerdau S.A. (ADR)	19,552,398
1,560,070	Vale S.A. (ADR)	45,288,832

		84,428,689

Canada: 4.5%
2,140,323	Gerdau Ameristeel Corp. (USD)	17,657,665

Luxembourg: 4.6%
507,760	Ternium S.A. (ADR) *	17,984,859

Mexico: 1.2%
549,652	Grupo Simec, S.A.B. de C.V. (ADR) * †	4,617,077

Netherlands: 10.4%
889,649	ArcelorMittal (USD) †	40,701,442

Russia: 4.3%
900,787	Mechel OAO (ADR)	16,952,811

South Korea: 6.7%
198,769	POSCO (ADR) †	26,058,616

United Kingdom: 11.7%
212,241	Rio Tinto PLC (ADR)	45,714,589

United States: 34.8%
75,897	A.M. Castle & Co.	1,039,030
362,340	AK Steel Holding Corp.	7,735,959
395,985	Allegheny Technologies, Inc.	17,728,248
145,909	Carpenter Technology Corp.	3,932,248
378,296	Cliffs Natural Resources, Inc.	17,435,663
373,158	Commercial Metals Co.	5,839,923
99,858	Gibraltar Industries, Inc. *	1,570,766
33,674	LB Foster Co. *	1,003,822
377,007	Nucor Corp.	17,587,377
36,057	Olympic Steel, Inc.	1,174,737
243,677	Reliance Steel & Aluminum Co.	10,531,720
91,699	Schnitzer Steel Industries, Inc.	4,374,042
980,636	Steel Dynamics, Inc.	17,376,870
320,860	Timken Co.	7,607,591
313,336	United States Steel Corp.	17,271,080
22,427	Universal Stainless & Alloy, Inc. *	422,973
262,162	Worthington Industries, Inc.	3,426,457

		136,058,506

Total Common Stocks (Cost: $359,567,407)		390,174,254

MONEY MARKET FUND: 0.3% (Cost: $1,148,777)
1,148,777	Dreyfus Government Cash Management Fund	1,148,777

See Notes to Financial Statements

Number of Shares		Value

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $360,716,184)		$391,323,031

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 12.0%
46,848,000	Dreyfus Government Cash Management Fund	46,848,000
594,624	Bank of New York Institutional Cash Reserve Series B (a) #	115,952

Total Short-Term Investments Held as Collateral (Cost: $47,442,624)		46,963,952

OTHER: 0.1% (Cost: $0)
0	Capital Support Agreement (a) #	231,154

Total Investments: 112.2% (Cost: $408,158,808)		438,518,137
Liabilities in excess of other assets: (12.2)%		(47,571,357)

NET ASSETS: 100.0%		$390,946,780

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $46,328,332.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $347,106 which represents 0.1% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of December 31, 2009.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified Minerals	26.0%	$101,864,352
Metal Processors & Fabricators	22.7	88,915,718
Steel Producers	49.9	195,038,963
Steel Specialty	1.1	4,355,221
Money Market Fund	0.3	1,148,777

	100.0%	$391,323,031

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF

Assets:
Investments, at value (1) (2)	$1,992,781,652	$418,926,652	$213,306,409
Short term investment held as collateral for securities loaned (3)	46,997,579	21,474,514	48,150,401
Capital Support Agreement	804,550	72,792	423,430
Cash	—	—	—
Cash denominated in foreign currency (4)	681,351	421,385	—
Receivables:
Investment securities sold	1,641	—	1,256,282
Shares sold	694,208	—	—
Due from Adviser	—	—	—
Dividends and interest	1,361,425	94,691	151,187
Prepaid expenses	24,603	3,076	3,076

Total assets	2,043,347,009	440,993,110	263,290,785

Liabilities:
Payables:
Investment securities purchased	713,082	418,708	—
Collateral for securities loaned	48,663,636	21,625,251	49,027,236
Shares redeemed	—	—	1,256,010
Due to Adviser	921,058	216,314	148,291
Due to custodian	—	—	4,200
Deferred Trustee fees	1,973	—	1,612
Accrued expenses	673,490	204,724	208,856

Total liabilities	50,973,239	22,464,997	50,646,205

Net Assets	$1,992,373,770	$418,528,113	$212,644,580

Shares outstanding	45,600,000	11,650,000	8,450,000

Net asset value, redemption and offering price per share	$43.69	$35.93	$25.17

Net Assets consist of:
Aggregate paid in capital	$2,273,827,987	$561,935,162	$422,912,020
Unrealized appreciation (depreciation) of investments and foreign currency transactions	75,328,143	45,203,866	(33,795,068)
Undistributed (accumulated) net investment income (loss)	(298,274)	(78,710)	(12,688)
Accumulated net realized loss	(356,484,086)	(188,532,205)	(176,459,684)

	$1,992,373,770	$418,528,113	$212,644,580

(1) Value of securities on loan	$47,275,989	$20,421,134	$47,320,117

(2) Cost of Investments	$1,916,586,023	$373,644,077	$246,645,281

(3) Cost of short term investment held as collateral for securities loaned	$48,663,636	$21,625,251	$49,027,236

(4) Cost of cash denominated in foreign currency	$678,215	$416,627	$—

See Notes to Financial Statements

	Gold Miners ETF	Junior Gold Miners ETF	Nuclear Energy ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF

Assets:
Investments, at value (1) (2)	$5,571,117,549	$661,095,456	$157,572,412	$97,451,868	$34,395,358	$391,323,031
Short term investment held as collateral for securities loaned (3)	83,993,905	—	12,169,358	818,000	10,164,578	46,963,952
Capital Support Agreement	1,160,052	—	100,391	—	39,028	231,154
Cash	522,469	—	—	3,864	—	—
Cash denominated in foreign currency (4)	—	1,393,363	836	27,098	188	—
Receivables:
Investment securities sold	34,618,167	—	—	—	—	17,025,098
Shares sold	9,230,688	10,333,586	1,132,387	—	—	15,557,122
Due from Adviser	—	—	—	—	—	—
Dividends and interest	1,190,203	59,745	178,545	76,347	33,839	327,204
Prepaid expenses	81,556	—	3,077	1,538	1,540	4,614

Total assets	5,701,914,589	672,882,150	171,157,006	98,378,715	44,634,531	471,432,175

Liabilities:
Payables:
Investment securities purchased	9,279,761	11,727,412	1,131,679	—	—	17,124,973
Collateral for securities loaned	86,396,133	—	12,377,247	818,000	10,245,397	47,442,624
Shares redeemed	34,618,122	—	—	—	—	15,557,122
Due to Adviser	2,437,132	251,907	80,312	22,102	9,557	186,693
Due to custodian	—	159	—	—	—	30,031
Deferred Trustee fees	47,938	3,351	738	—	—	5,255
Accrued expenses	606,598	56,189	164,841	144,486	100,984	138,697

Total liabilities	133,385,684	12,039,018	13,754,817	984,588	10,355,938	80,485,395

Net Assets	$5,568,528,905	$660,843,132	$157,402,189	$97,394,127	$34,278,593	$390,946,780

Shares outstanding	120,652,500	25,600,000	6,950,000	2,900,000	2,200,000	6,350,000

Net asset value, redemption and offering price per share	$46.15	$25.81	$22.65	$33.58	$15.58	$61.57

Net Assets consist of:
Aggregate paid in capital	$5,690,205,722	$681,934,149	$271,051,871	$90,509,609	$56,808,407	$457,010,800
Unrealized appreciation (depreciation) of investments and foreign currency transactions	352,497,212	(3,742,626)	(39,525,310)	8,786,971	(1,280,323)	30,359,328
Undistributed (accumulated) net investment income (loss)	(13,534,813)	(31,892)	(901,188)	(6,499)	7,352	(10,837)
Accumulated net realized loss	(460,639,216)	(17,316,499)	(73,223,184)	(1,895,954)	(21,256,843)	(96,412,511)

	$5,568,528,905	$660,843,132	$157,402,189	$97,394,127	$34,278,593	$390,946,780

(1) Value of securities on loan	$81,554,657	$—	$11,951,567	$793,208	$9,913,864	$46,328,332

(2) Cost of Investments	$5,217,378,161	$664,835,329	$196,987,752	$88,665,528	$35,634,031	$360,716,184

(3) Cost of short term investment held as collateral for securities loaned	$86,396,133	$—	$12,377,247	$818,000	$10,245,397	$47,442,624

(4) Cost of cash denominated in foreign currency	$—	$1,381,597	$848	$26,696	$188	$—

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF

	Year Ended December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009

Income:
Dividends	$28,329,775	$5,840,487	$838,194
Interest	3,046	464	1,245
Securities lending income	533,097	87,099	1,364,660
Foreign taxes withheld	(1,103,636)	(298,876)	(109,404)

Total income	27,762,282	5,629,174	2,094,695

Expenses:
Management fees	6,451,161	1,306,388	1,045,995
Professional fees	95,833	32,081	44,755
Insurance	44,347	5,252	9,979
Trustees’ fees and expenses	56,755	13,987	12,627
Reports to shareholders	223,952	42,157	50,228
Indicative optimized portfolio value fee	1,008	4,480	11,984
Custodian fees	389,486	146,360	90,162
Registration fees	69,171	24,193	13,508
Transfer agent fees	3,244	2,075	2,684
Fund accounting fees	200,362	47,756	76,476
Interest	50,560	36,962	14,216
Other	20,239	23,411	16,767

Total expenses	7,606,118	1,685,102	1,389,381
Waiver of management fees	—	—	(15,372)

Net expenses	7,606,118	1,685,102	1,374,009

Net investment income (loss)	20,156,164	3,944,072	720,686

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(243,688,000)	(117,497,828)	(111,366,103)
Net realized gain (loss) on in-kind redemptions	62,273,326	41,550,262	7,379,375
Net realized gain (loss) on foreign currency transactions	(971,513)	(408,941)	(521,989)
Net change in unrealized appreciation (depreciation) of investments	720,903,465	299,147,414	121,263,885
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	(8)	(43)	170,170

Net realized and unrealized gain (loss) on investments	538,517,270	222,790,864	16,925,338

Net Increase (Decrease) in Net Assets Resulting from Operations	$558,673,434	$226,734,936	$17,646,024

* Commencement of operations

See Notes to Financial Statements

	Gold Miners ETF	Junior Gold Miners ETF	Nuclear Energy ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF

	Year Ended December 31, 2009	For the Period November 10, 2009* through December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009

Income:
Dividends	$23,946,078	$115,997	$2,510,727	$1,102,425	$108,535	$6,931,677
Interest	9,537	87	251	79	265	570
Securities lending income	1,905,285	—	169,282	8,120	286,717	173,840
Foreign taxes withheld	(2,067,582)	(10,425)	(138,686)	(51,653)	(8,404)	(133,679)

Total income	23,793,318	105,659	2,541,574	1,058,971	387,113	6,972,408

Expenses:
Management fees	22,155,522	321,201	763,227	261,215	127,023	1,042,654
Professional fees	527,237	31,980	38,123	27,129	13,663	22,545
Insurance	119,154	—	7,616	1,443	4,377	12,610
Trustees’ fees and expenses	179,743	3,351	5,163	3,156	1,816	2,678
Reports to shareholders	285,335	5,572	34,447	40,461	15,232	41,096
Indicative optimized portfolio value fee	—	1,122	2,576	13,762	6,799	—
Custodian fees	310,648	12,600	53,784	96,765	26,792	33,331
Registration fees	123,912	1,122	10,555	10,566	12,135	3,941
Transfer agent fees	3,103	102	4,077	2,166	2,410	3,563
Fund accounting fees	—	2,346	37,827	33,686	24,918	52,328
Interest	83,600	—	46,156	311	2,272	13,927
Other	37,321	1,342	4,003	22,567	5,821	7,535

Total expenses	23,825,575	380,738	1,007,554	513,227	243,258	1,236,208
Waiver of management fees	—	—	—	(173,336)	(75,854)	(75,361)

Net expenses	23,825,575	380,738	1,007,554	339,891	167,404	1,160,847

Net investment income (loss)	(32,257)	(275,079)	1,534,020	719,080	219,709	5,811,561

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(303,458,772)	(16,880,128)	(51,029,785)	(1,249,198)	(15,668,203)	(59,496,234)
Net realized gain (loss) on in-kind redemptions	954,099,484	890,056	4,630,239	5,900,733	—	50,792,140
Net realized gain (loss) on foreign currency transactions	—	(193,184)	(127,083)	(18,241)	(12,029)	—
Net change in unrealized appreciation (depreciation) of investments	699,061,938	(3,739,873)	68,381,159	10,392,140	18,645,141	148,534,719
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	—	(2,753)	1,531	(2,296)	212	—

Net realized and unrealized gain (loss) on investments	1,349,702,650	(19,925,882)	21,856,061	15,023,138	2,965,121	139,830,625

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,349,670,393	$(20,200,961)	$23,390,081	$15,742,218	$3,184,830	$145,642,186

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF

	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$20,156,164	$8,470,120
Net realized loss on investments and foreign currency transactions	(244,659,513)	(124,761,748)
Net realized gain (loss) on in-kind redemptions	62,273,326	37,787,054
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	720,903,457	(729,678,788)

Net increase (decrease) in net assets resulting from operations	558,673,434	(808,183,362)

Distributions to shareholders from:
Net investment income	(19,116,600)	(6,909,000)

Share transactions:**
Proceeds from sale of shares	1,100,082,180	1,571,773,572
Cost of shares redeemed	(326,278,960)	(783,912,553)

Increase in net assets resulting from share transactions	773,803,220	787,861,019

Total increase (decrease) in net assets	1,313,360,054	(27,231,343)
Net Assets, beginning of period	679,013,716	706,245,059

Net Assets, end of period***	$1,992,373,770	$679,013,716

***Accumulated net investment loss	$(298,274)	$(466,094)

** Shares of Common Stock Issued (no par value)
Shares sold	30,500,000	28,200,000
Shares redeemed	(9,400,000)	(16,150,000)

Net increase	21,100,000	12,050,000

* Commencement of operations.

See Notes to Financial Statements

	Coal ETF		Global Alternative Energy ETF		Gold Miners ETF

	Year Ended December 31, 2009	For the Period January 10, 2008* through December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$3,944,072	$1,178,575	$720,686	$1,267,053	$(32,257)	$2,640,807
Net realized loss on investments and foreign currency transactions	(117,906,769)	(72,678,381)	(111,888,092)	(69,045,556)	(303,458,772)	(157,314,649)
Net realized gain (loss) on in-kind redemptions	41,550,262	21,061,131	7,379,375	(3,762,355)	954,099,484	237,688,886
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	299,147,371	(253,943,505)	121,434,055	(186,676,746)	699,061,938	(358,427,415)

Net increase (decrease) in net assets resulting from operations	226,734,936	(304,382,180)	17,646,024	(258,217,604)	1,349,670,393	(275,412,371)

Distributions to shareholders from:
Net investment income	(3,588,200)	(1,026,000)	(102,000)	(1,169,000)	(13,331,378)	—

Share transactions:**
Proceeds from sale of shares	159,742,065	632,367,624	34,741,846	266,734,015	4,224,196,004	3,094,541,192
Cost of shares redeemed	(132,359,198)	(158,960,934)	(32,399,439)	(52,607,753)	(2,664,369,328)	(1,583,195,273)

Increase in net assets resulting from share transactions	27,382,867	473,406,690	2,342,407	214,126,262	1,559,826,676	1,511,345,919

Total increase (decrease) in net assets	250,529,603	167,998,510	19,886,431	(45,260,342)	2,896,165,691	1,235,933,548
Net Assets, beginning of period	167,998,510	—	192,758,149	238,018,491	2,672,363,214	1,436,429,666

Net Assets, end of period***	$418,528,113	$167,998,510	$212,644,580	$192,758,149	$5,568,528,905	$2,672,363,214

***Accumulated net investment loss	$(78,710)	$(25,641)	$(12,688)	$(109,385)	$(13,534,813)	$(10,824,170)

** Shares of Common Stock Issued (no par value)
Shares sold	5,800,000	15,400,000	1,450,000	6,150,000	105,100,000	86,350,000
Shares redeemed	(5,700,000)	(3,850,000)	(1,350,000)	(1,800,000)	(63,750,000)	(38,350,000)

Net increase	100,000	11,550,000	100,000	4,350,000	41,350,000	48,000,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Junior Gold Miners ETF	Nuclear Energy ETF

	For the Period November 10, 2009* through December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$(275,079)	$1,534,020	$2,380,509
Net realized loss on investments and foreign currency transactions	(17,073,312)	(51,156,868)	(21,557,254)
Net realized gain on in-kind redemptions	890,056	4,630,239	(7,912,431)
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	(3,742,626)	68,382,690	(97,898,572)

Net increase (decrease) in net assets resulting from operations	(20,200,961)	23,390,081	(124,987,748)

Distributions to shareholders from:
Net investment income	—	(2,884,200)	—
Net realized capital gains	—	—	—
Return of capital	—	—	—

Total distributions	—	(2,884,200)	—

Share transactions:**
Proceeds from sale of shares	690,441,658	33,054,000	195,865,740
Cost of shares redeemed	(9,397,565)	(31,223,140)	(62,265,487)

Increase in net assets resulting from share transactions	681,044,093	1,830,860	133,600,253

Total increase (decrease) in net assets	660,843,132	22,336,741	8,612,505
Net Assets, beginning of period	—	135,065,448	126,452,943

Net Assets, end of period***	$660,843,132	$157,402,189	$135,065,448

***Undistributed (accumulated) net investment income (loss)	$(31,892)	$(901,188)	$(951,116)

**Shares of Common Stock Issued (no par value)
Shares sold	25,950,000	1,500,000	6,100,000
Shares redeemed	(350,000)	(1,550,000)	(2,650,000)

Net increase (decrease)	25,600,000	(50,000)	3,450,000

* Commencement of operations.

See Notes to Financial Statements

	RVE Hard Assets Producers ETF		Solar Energy ETF		Steel ETF

	Year Ended December 31, 2009	For the Period August 29, 2008* through December 31, 2008	Year Ended December 31, 2009	For the Period April 21, 2008* through December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$719,080	$42,956	$219,709	$(3,266)	$5,811,561	$3,421,544
Net realized loss on investments and foreign currency transactions	(1,267,439)	(666,511)	(15,680,232)	(5,618,034)	(59,496,234)	(38,413,281)
Net realized gain on in-kind redemptions	5,900,733	—	—	—	50,792,140	4,467,830
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	10,389,844	(1,602,873)	18,645,353	(19,925,676)	148,534,719	(134,906,638)

Net increase (decrease) in net assets resulting from operations	15,742,218	(2,226,428)	3,184,830	(25,546,976)	145,642,186	(165,430,545)

Distributions to shareholders from:
Net investment income	(716,300)	(61,750)	(189,200)	—	(5,802,387)	(3,980,250)
Net realized capital gains	—	—	—	—	—	(152,500)
Return of capital	—	—	—	—	(433,313)	—

Total distributions	(716,300)	(61,750)	(189,200)	—	(6,235,700)	(4,132,750)

Share transactions:**
Proceeds from sale of shares	87,666,483	26,717,417	12,800,281	44,029,658	353,050,552	550,631,000
Cost of shares redeemed	(29,727,513)	—	—	—	(191,264,516)	(542,134,266)

Increase in net assets resulting from share transactions	57,938,970	26,717,417	12,800,281	44,029,658	161,786,036	8,496,734

Total increase (decrease) in net assets	72,964,888	24,429,239	15,795,911	18,482,682	301,192,522	(161,066,561)
Net Assets, beginning of period	24,429,239	—	18,482,682	—	89,754,258	250,820,819

Net Assets, end of period***	$97,394,127	$24,429,239	$34,278,593	$18,482,682	$390,946,780	$89,754,258

***Undistributed (accumulated) net investment income (loss)	$(6,499)	$(5,915)	$7,352	$(11,128)	$(10,837)	$(20,012)

**Shares of Common Stock Issued (no par value)
Shares sold	2,900,000	1,050,000	900,000	1,300,000	7,900,000	7,250,000
Shares redeemed	(1,050,000)	—	—	—	(4,600,000)	(7,150,000)

Net increase (decrease)	1,850,000	1,050,000	900,000	1,300,000	3,300,000	100,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Agribusiness ETF

	Year Ended December 31, 2009	Year Ended December 31, 2008	For the Period August 31, 2007* through December 31, 2007

Net Asset Value, Beginning of Period	$27.71	$56.73	$40.90

Income from Investment Operations:
Net Investment Income (loss)	0.45	0.35	—	(b)
Net Realized and Unrealized Gain (Loss) on Investments	15.95	(29.09)	15.83

Total from Investment Operations	16.40	(28.74)	15.83

Less Distributions from:
Net Investment Income	(0.42)	(0.28)	—
Short-Term Capital Gains	—	—	—
Return of Capital	—	—	—

Total Distributions	(0.42)	(0.28)	—

Net Asset Value, End of Period	$43.69	$27.71	$56.73

Total Return (a)	59.18%	(50.64)%	38.70	%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$1,992,374	$679,014	$706,245
Ratio of Gross Expenses to Average Net Assets	0.59%	0.59%	0.65	%(c)
Ratio of Net Expenses to Average Net Assets	0.59%	0.59%	0.65	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.59%	0.58%	0.65	%(c)
Ratio of Net Investment Income to Average Net Assets	1.56%	0.66%	(0.02	)%(c)
Portfolio Turnover Rate	35%	29%	4%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Amount represents less than +/- $0.005 per share
(c)	Annualized.
(d)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

	Coal ETF			Global Alternative Energy ETF

	Year Ended December 31, 2009	For the Period January 10, 2008* through December 31, 2008		Year Ended December 31, 2009	Year Ended December 31, 2008	For the Period May 3, 2007* through December 31, 2007

Net Asset Value, Beginning of Period	$14.55	$40.39		$23.08	$59.50	$39.68

Income from Investment Operations:
Net Investment Income (loss)	0.34	0.10		0.09	0.15	—	(b)
Net Realized and Unrealized Gain (Loss) on Investments	21.35	(25.85)		2.01	(36.43)	19.82

Total from Investment Operations	21.69	(25.75)		2.10	(36.28)	19.82

Less Distributions from:
Net Investment Income	(0.31)	(0.09)		(0.01)	(0.14)	—
Short-Term Capital Gains	—	—		—	—	—
Return of Capital	—	—		—	—	—

Total Distributions	(0.31)	(0.09)		(0.01)	(0.14)	—

Net Asset Value, End of Period	$35.93	$14.55		$25.17	$23.08	$59.50

Total Return (a)	149.05%	(63.75	)%(d)	9.11%	(60.98)%	49.95	%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$418,528	$167,999		$212,645	$192,758	$238,018
Ratio of Gross Expenses to Average Net Assets	0.64%	0.62	%(c)	0.66%	0.62%	0.73	%(c)
Ratio of Net Expenses to Average Net Assets	0.64%	0.62	%(c)	0.66%	0.62%	0.65	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.63%	0.61	%(c)	0.65%	0.60%	0.65	%(c)
Ratio of Net Investment Income to Average Net Assets	1.51%	0.53	%(c)	0.34%	0.46%	0.01	%(c)
Portfolio Turnover Rate	50%	47%		50%	29%	5%

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Gold Miners ETF

	Year Ended December 31, 2009	Year Ended December 31, 2008

Net Asset Value, Beginning of Period	$33.70	$45.89

Income from Investment Operations:
Net Investment Income (loss)	0.05	0.43
Net Realized and Unrealized Gain (Loss) on Investments	12.51	(12.62)

Total from Investment Operations	12.56	(12.19)

Less Distributions from:
Net Investment Income	(0.11)	—
Short-Term Capital Gains	—	—
Return of Capital	—	—

Total Distributions	(0.11)	—

Net Asset Value, End of Period	$46.15	$33.70

Total Return (a)	37.27%	(26.56)%

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$5,568,529	$2,672,363
Ratio of Gross Expenses to Average Net Assets	0.54%	0.56%
Ratio of Net Expenses to Average Net Assets	0.54%	0.55%
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.54%	0.55%
Ratio of Net Investment Income to Average Net Assets	0.00%	0.15%
Portfolio Turnover Rate	12%	13%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Amount represents less than +/- $0.005 per share
(c)	Annualized.
(d)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

	Gold Miners ETF			Junior Gold Miners ETF		Nuclear Energy ETF

	Year Ended December 31, 2007	For the Period May 16, 2006* through December 31, 2006		For the Period November 10, 2009* through December 31, 2009		Year Ended December 31, 2009	Year Ended December 31, 2008	For the Period August 13, 2007* through December 31, 2007

Net Asset Value, Beginning of Period	$39.87	$39.72		$24.72		$19.30	$35.62	$40.18

Income from Investment Operations:
Net Investment Income (loss)	0.11	0.11		(0.01)		0.22	1.27	0.05
Net Realized and Unrealized Gain (Loss) on Investments	6.66	0.16		1.10		3.55	(17.59)	(2.66)

Total from Investment Operations	6.77	0.27		1.09		3.77	(16.32)	(2.61)

Less Distributions from:
Net Investment Income	(0.75)	(0.12)		—		(0.42)	—	(1.95)
Short-Term Capital Gains	—	—		—		—	—	—
Return of Capital	—	—		—		—	—	—

Total Distributions	(0.75)	(0.12)		—		(0.42)	—	(1.95)

Net Asset Value, End of Period	$45.89	$39.87		$25.81		$22.65	$19.30	$35.62

Total Return (a)	16.97%	0.67	%(d)	4.41	%(d)	19.52%	(45.82)%	(6.51	)%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$1,436,430	$440,696		$660,843		$157,402	$135,065	$126,453
Ratio of Gross Expenses to Average Net Assets	0.59%	0.68	%(c)	0.59	%(c)	0.66%	0.61%	0.71	%(c)
Ratio of Net Expenses to Average Net Assets	0.55%	0.55	%(c)	0.59	%(c)	0.66%	0.61%	0.65	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.55%	0.55	%(c)	0.59	%(c)	0.63%	0.61%	0.65	%(c)
Ratio of Net Investment Income to Average Net Assets	0.08%	0.69	%(c)	(0.43	)%(c)	1.00%	1.31%	0.01	%(c)
Portfolio Turnover Rate	1%	4%		20%		45%	23%	10%

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	RVE Hard Assets Producers ETF

	Year Ended December 31, 2009	For the Period August 29, 2008* through December 31, 2008

Net Asset Value, Beginning of Period	$23.27	$39.60

Income from Investment Operations:
Net Investment Income (loss)	0.26	0.05
Net Realized and Unrealized Gain (Loss) on Investments	10.30	(16.31)

Total from Investment Operations	10.56	(16.26)

Less Distributions from:
Net Investment Income	(0.25)	(0.07)
Short-Term Capital Gains	—	—
Return of Capital	—	—

Total Distributions	(0.25)	(0.07)

Net Asset Value, End of Period	$33.58	$23.27

Total Return (a)	45.36%	(41.07	)%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$97,394	$24,429
Ratio of Gross Expenses to Average Net Assets	0.98%	2.20	%(c)
Ratio of Net Expenses to Average Net Assets	0.65%	0.75	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.65%	0.65	%(c)
Ratio of Net Investment Income to Average Net Assets	1.38%	1.49	%(c)
Portfolio Turnover Rate	28%	19%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Amount represents less than +/- $0.005 per share
(c)	Annualized.
(d)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

	Solar Energy ETF			Steel ETF

	Year Ended December 31, 2009	For the Period April 21, 2008* through December 31, 2008		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	For the Period October 10, 2006* through December 31, 2006

Net Asset Value, Beginning of Period	$14.22	$40.68		$29.43	$85.02	$46.38	$40.51

Income from Investment Operations:
Net Investment Income (loss)	0.10	—	(b)	0.92	1.12	0.53	0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.35	(26.46)		32.20	(55.35)	38.60	5.94

Total from Investment Operations	1.45	(26.46)		33.12	(54.23)	39.13	6.02

Less Distributions from:
Net Investment Income	(0.09)	—		(0.92)	(1.31)	(0.49)	(0.08)
Short-Term Capital Gains	—	—		—	(0.05)	—	(0.01)
Return of Capital	—	—		(0.06)	—	—	(0.06)

Total Distributions	(0.09)	—		(0.98)	(1.36)	(0.49)	(0.15)

Net Asset Value, End of Period	$15.58	$14.22		$61.57	$29.43	$85.02	$46.38

Total Return (a)	10.17%	(65.04	)%(d)	112.51%	(63.79)%	84.36%	14.85	%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$34,279	$18,483		$390,947	$89,754	$250,821	$41,740
Ratio of Gross Expenses to Average Net Assets	0.96%	1.23	%(c)	0.59%	0.60%	0.62%	1.34	%(c)
Ratio of Net Expenses to Average Net Assets	0.66%	0.65	% (c)	0.56%	0.55%	0.55%	0.54	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.65%	0.65	%(c)	0.55%	0.55%	0.55%	0.54	%(c)
Ratio of Net Investment Income to Average Net Assets	0.86%	(0.02	)%(c)	2.79%	1.44%	1.15%	0.79	%(c)
Portfolio Turnover Rate	51%	52%		19%	21%	5%	1%

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2009

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of December 31, 2009, offers twenty three investment portfolios.

These financial statements relate only to the following investment portfolios: Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Nuclear Energy ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF and Junior Gold Miners ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored, licensed or managed by the NYSE Euronext (“NYSE Arca”), the Deutsche Börse A.G. (“DAXglobal®”), Ardour Global Indexes LLC (“Ardour”), Stowe (“Stowe”), 4 asset-management GmbH and S-Network Global Indices, LLC. The Funds and their respective Indices and commencement of operations dates are presented below:

Fund	Commencement of Operations	Index

Agribusiness ETF	August 31, 2007	DAXglobal® Agribusiness Index
Coal ETF	January 10, 2008	Stowe Coal Index®
Global Alternative Energy ETF	May 03, 2007	Ardour Global IndexSM (Extra Liquid)
Gold Miners ETF	May 16, 2006	NYSE Arca Gold Miners Index
Nuclear Energy ETF	August 13, 2007	DAXglobal® Nuclear Energy Index
RVE Hard Assets Producers ETF	August 29, 2008	Rogers™—Van Eck Hard Assets Producers Index
Solar Energy ETF	April 21, 2008	Ardour Solar Energy IndexSM
Steel ETF	October 10, 2006	NYSE Arca Steel Index®
Junior Gold Miners ETF	November 10, 2009	Market Vectors Junior Gold Miners Total Return Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Money Market Fund investments are valued at net asset value. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

	Level 1	—	Quoted prices in active markets for identical securities.

	Level 2	—	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS
(continued)

Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In April 2009, FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“ASC 820”) was issued and is effective for fiscal years and interim periods ending after June 15, 2009. ASC 820 provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased and also includes guidance on identifying circumstances that indicate a transaction is not orderly. ASC 820 also requires additional disclosures on fair valuation inputs and techniques and requires expanded fair value hierarchy disclosures by each major security type. The Funds have adopted ASC 820 effective June 30, 2009.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ investments as of December 31, 2009 is as follows:

Agribusiness ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Argentina	$5,172,486	$—	$—	$5,172,486
Australia	—	27,734,807	—	27,734,807
Brazil	88,135,298	—	—	88,135,298
Canada	178,186,118	—	—	178,186,118
Chile	67,351,777	—	—	67,351,777
China / Hong Kong	—	34,329,673	—	34,329,673
Indonesia	—	34,003,859	—	34,003,859
Ireland	—	8,299,140	—	8,299,140
Japan	—	80,433,256	—	80,433,256
Malaysia	—	107,544,503	—	107,544,503
Netherlands	40,392,060	13,457,317	—	53,849,377
Norway	—	86,828,382	—	86,828,382
Singapore	470,115	230,464,246	—	230,934,361
Switzerland	160,483,728	—	—	160,483,728
United Kingdom	—	21,753,037	—	21,753,037
United States	804,869,696	—	—	804,869,696

Money Market Fund:

United States	49,466,154	403,579	—	49,869,733

Capital Support Agreement	—	—	804,550	804,550

Total	$1,394,527,432	$645,251,799	$804,550	$2,040,583,781

The following table reconciles the valuation of the Agribusiness ETF’s Level 3 investment securities and related transactions during the year ended December 31, 2009:

Balance as of 12/31/08	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	804,550

Balance as of 12/31/09	$804,550

Coal ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Australia	$—	$37,994,672	$—	$37,994,672
Canada	3,101,436	—	—	3,101,436
China / Hong Kong	—	101,189,789	—	101,189,789
Indonesia	—	44,213,847	—	44,213,847
Japan	—	920,761	—	920,761
Singapore	—	5,965,149	—	5,965,149
South Africa	—	12,908,609	—	12,908,609
United Kingdom	—	3,262,912	—	3,262,912
United States	208,298,198	—	—	208,298,198

Money Market Fund:

United States	22,509,279	36,514	—	22,545,793

Capital Support Agreement	—	—	72,792	72,792

Total	$233,908,913	$206,492,253	$72,792	$440,473,958

The following table reconciles the valuation of the Coal ETF’s Level 3 investment securities and related transactions during the year ended December 31, 2009:

Balance as of 12/31/08	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	72,792

Balance as of 12/31/09	$72,792

NOTES TO FINANCIAL STATEMENTS
(continued)

Global Alternative Energy ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Austria	$—	$8,512,858	$—	$8,512,858
Brazil	5,979,754	—	—	5,979,754
China / Hong Kong	18,782,101	4,161,381	—	22,943,482
Denmark	—	20,054,788	—	20,054,788
France	—	4,323,442	—	4,323,442
Germany	—	18,686,271	—	18,686,271
Japan	—	9,492,299	—	9,492,299
Norway	—	8,088,708	—	8,088,708
Portugal	—	6,926,326	—	6,926,326
Spain	—	19,693,575	—	19,693,575
United States	87,640,120	—	—	87,640,120

Money Market Fund:

United States	48,902,786	212,401	—	49,115,187

Capital Support Agreement	—	—	423,430	423,430

Total	$161,304,761	$100,152,049	$423,430	$261,880,240

The following table reconciles the valuation of the Global Alternative Energy ETF’s Level 3 investment securities and related transactions during the year ended December 31, 2009:

Balance as of 12/31/08	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	423,430

Balance as of 12/31/09	$423,430

Gold Miners ETF*	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock*	$5,564,031,162	$—	$—	$5,564,031,162

Money Market Fund	90,498,387	581,905	—	91,080,292

Capital Support Agreement	—	—	1,160,052	1,160,052

Total	$5,654,529,549	$581,905	$1,160,052	$5,656,271,506

* See Schedule of Investments for security type and geographic sector breakouts.

The following table reconciles the valuation of the Gold Miners ETF’s Level 3 investment securities and related transactions during the year ended December 31, 2009:

Balance as of 12/31/08	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	1,160,052

Balance as of 12/31/09	$1,160,052

Junior Gold Miners ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Australia	$23,681,459	$62,665,323	$—	$86,346,782
Canada	415,424,308	—	—	415,424,308
China / Hong Kong	—	9,110,587	—	9,110,587
South Africa	26,989,626	—	—	26,989,626
United Kingdom	—	6,382,147	—	6,382,147
United States	114,818,094	—	—	114,818,094

Money Market Fund:
United States	2,023,912	—	—	2,023,912

Total	$582,937,399	$78,158,057	$—	$661,095,456

NOTES TO FINANCIAL STATEMENTS
(continued)

Nuclear Energy ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Australia	$—	$14,846,569	$—	$14,846,569
Canada	26,207,770	—	—	26,207,770
France	—	19,527,368	—	19,527,368
Japan	—	35,383,065	—	35,383,065
South Africa	4,483,397	—	—	4,483,397
United States	50,122,155	—	—	50,122,155

Closed End Fund:
United States	6,609,311	—	—	6,609,311

Money Market Fund:

United States	12,511,777	50,358	—	12,562,135

Capital Support Agreement	—	—	100,391	100,391

Total	$99,934,410	$69,807,360	$100,391	$169,842,161

The following table reconciles the valuation of the Nuclear ETF’s Level 3 investment securities and related transactions during the year ended December 31, 2009:

Balance as of 12/31/08	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	100,391

Balance as of 12/31/09	$100,391

RVE Hard Assets Producers ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Argentina	$212,109	$—	$—	$212,109
Australia	177,621	3,805,091	—	3,982,712
Austria	—	352,699	—	352,699
Brazil	3,149,431	—	—	3,149,431
Canada	11,281,220	—	—	11,281,220
Chile	311,335	99,687	—	411,022
China / Hong Kong	494,588	2,376,059	—	2,870,647
Denmark	—	545,933	—	545,933
Egypt	—	1,051	—	1,051
Finland	—	326,087	—	326,087
France	—	3,193,670	—	3,193,670
Germany	—	423,519	—	423,519
Hungary	—	61,984	—	61,984
India	247,373	1,167,693	—	1,415,066
Indonesia	—	235,767	—	235,767
Italy	—	1,222,452	—	1,222,452
Ireland	—	51,857	—	51,857
Japan	—	2,035,103	—	2,035,103
Kazakhstan	—	65,094	—	65,094
Luxembourg	114,725	—	—	114,725
Malaysia	—	982,768	—	982,768
Mexico	236,221	—	—	236,221
Netherlands	78,687	2,067,530	—	2,146,217
Norway	—	1,604,312	—	1,604,312
Peru	183,851	—	—	183,851
Poland	—	143,612	—	143,612
Portugal	—	92,796	—	92,796
Russia	41,762	2,679,733	—	2,721,495
Singapore	3,625	1,581,316	—	1,584,941
South Africa	738,275	1,049,806	—	1,788,081
South Korea	—	933,330	—	933,330
Spain	—	553,635	—	553,635
Sweden	—	498,288	—	498,288
Switzerland	—	3,224,457	—	3,224,457
Taiwan	—	255,766	—	255,766
Turkey	—	76,730	—	76,730
United Kingdom	269,955	7,768,964	—	8,038,919
United States	40,379,181	—	—	40,379,181

Money Market Fund:
United States	873,120	—	—	873,120

Total	$58,793,079	$39,476,789	$—	$98,269,868

NOTES TO FINANCIAL STATEMENTS
(continued)

Solar Energy ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Canada	$1,889,527	$—	$—	$1,889,527
China / Hong Kong	9,184,883	—	—	9,184,883
Germany	—	8,356,621	—	8,356,621
Norway	—	3,920,889	—	3,920,889
Spain	—	247,404	—	247,404
United Kingdom	—	533,517	—	533,517
United States	10,102,287	—	—	10,102,287

Money Market Fund:

United States	10,305,230	19,578	—	10,324,808

Capital Support Agreement	—	—	39,028	39,028

Total	$31,481,927	$13,078,009	$39,028	$44,598,964

The following table reconciles the valuation of the Solar Energy ETF’s Level 3 investment securities and related transactions during the year ended December 31, 2009:

Balance as of 12/31/08	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	39,028

Balance as of 12/31/09	$39,028

Steel ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stocks*	$390,174,254	$—	$—	$390,174,254

Money Market Fund:

United States	47,996,777	115,952	—	48,112,729

Capital Support Agreement	—	—	231,154	231,154

Total	$438,171,031	$115,952	$231,154	$438,518,137

* See Schedule of Investments for security type and geographic sector breakouts

The following table reconciles the valuation of the Steel ETF’s Level 3 investment securities and related transactions during the year ended December 31, 2009:

Balance as of 12/31/08	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	231,154

Balance as of 12/31/09	$231,154

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.

Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

NOTES TO FINANCIAL STATEMENTS
(continued)

F.

Use of Derivative Instruments–In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which is effective for fiscal years and interim periods beginning after November 15, 2008. ASC 815 changes the disclosure requirements for derivative instruments and hedging activities requiring that: (1) the objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. The Funds adopted ASC 815 May 1, 2009. The Funds did not utilize derivative instruments during the year ended December 31, 2009.

Forward Foreign Currency Contracts–Each Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the closing prices of such currencies and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At December 31, 2009, there were no open forward foreign currency contracts in the Funds.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2010 (May 1, 2011 for Junior Gold Miners ETF), to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses do not exceed the expense caps, excluding interest expense, listed in the table below.

The expense caps and the amounts waived by the Adviser for the year ended December 31, 2009, are as follows:

Fund	Expense Cap	Waiver of Management Fees

Agribusiness ETF	0.65%	$—
Coal ETF	0.65	—
Global Alternative Energy ETF	0.65	15,372
Gold Miners ETF	0.55	—
Junior Gold Miners ETF	0.60	—
Nuclear Energy ETF	0.65	—
RVE Hard Asset Producers ETF	0.65	173,336
Solar Energy ETF	0.65	75,854
Steel ETF	0.55	75,361

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the year ended December 31, 2009, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Agribusiness ETF	$488,337,811	$440,051,996
Coal ETF	130,739,476	129,690,463
Global Alternative Energy ETF	104,636,542	103,907,709
Gold Miners ETF	981,958,611	507,059,088
Junior Gold Miners	115,636,069	117,780,153
Nuclear Energy ETF	67,046,094	68,689,773
RVE Hard Assets Producers ETF	15,976,677	14,608,494
Solar Energy ETF	12,703,522	12,627,130
Steel ETF	64,192,982	37,938,684

NOTES TO FINANCIAL STATEMENTS
(continued)

Note 5—Income Taxes—As of December 31, 2009, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agribusiness ETF	$1,999,310,279	$188,805,587	$(147,532,085)	$41,273,502
Coal ETF	397,844,407	66,270,730	(55,121,742)	42,629,551
Global Alternative Energy ETF	297,964,545	25,636,561	(61,720,867)	(36,084,306)
Gold Miners ETF	5,316,510,196	623,555,172	(283,793,862)	339,761,310
Junior Gold Miners ETF	675,946,237	23,401,776	(38,252,557)	(14,850,781)
Nuclear Energy ETF	215,367,128	8,915,431	(48,438,269)	(45,524,967)
RVE Hard Asset Producers ETF	89,570,713	33,221,420	(24,522,265)	8,699,155
Solar Energy ETF	47,040,640	5,622,518	(8,064,194)	(2,441,676)
Steel ETF	408,223,233	37,452,299	(7,157,395)	30,294,904

At December 31, 2009, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses	Post- October Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total

Agribusiness ETF	$—	$(297,282,020)	$(25,393,474)	$(46,245)	$41,267,523	$(281,454,217)
Coal ETF	—	(177,679,497)	(8,347,543)	(8,796)	42,628,787	(143,407,049)
Global Alternative Energy ETF	—	(172,017,075)	(2,153,574)	(9,697)	(36,087,094)	(210,267,440)
Gold Miners ETF	—	(451,880,519)	(9,397,642)	(159,966)	339,761,130	(121,676,817)
Junior Gold Miners ETF	11,051,171	—	(17,287,565)	(1,090)	(14,853,533)	(21,091,017)
Nuclear Energy ETF	—	(60,583,387)	(7,532,151)	(6,704)	(45,527,439)	(113,649,681)
RVE Hard Assets Producers ETF	—	(1,746,977)	(67,403)	(888)	8,699,784	6,884,518
Solar Energy ETF	8,148	(19,817,251)	(278,380)	(796)	(2,441,535)	(22,529,814)
Steel ETF	—	(89,820,744)	(6,527,342)	(10,837)	30,294,903	(66,064,020)

The tax character of dividends paid to shareholders during the year ended December 31, 2009 is as follows:

	2009 Dividends		2008 Dividends

Fund	Ordinary Income	Return of Capital	Ordinary Income

Agribusiness ETF	$19,116,600	$—	$6,909,000
Coal ETF	3,588,200	—	1,026,000
Global Alternative Energy ETF	102,000	—	1,169,000
Gold Miners ETF	13,331,378	—	—
Junior Gold Miners ETF	—	—	—
Nuclear Energy ETF	2,884,200	—	—
RVE Hard Assets Producers ETF	716,300	—	61,750
Solar Energy ETF	189,200	—	—
Steel ETF	5,802,387	433,313	4,132,750 *

*   Includes short term capital gains

Net capital losses, currency losses and Passive Foreign Investment Company losses incurred after October 31, 2009 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year. For the period ended December 31, 2009, the Funds’ intend to defer to January 1, 2010 for federal tax purposes post-October losses as follows:

Fund	Currency Losses	Capital Losses	PFIC Losses

Agribusiness ETF	$30,533	$25,362,941	$—
Coal ETF	65,604	8,281,939	—
Global Alternative Energy ETF	2,993	2,150,581	—
Gold Miners ETF	—	8,520,629	877,013
Junior Gold Miners ETF	—	17,287,565	—
Nuclear Energy ETF	—	7,520,842	11,309
RVE Hard Assets Producers ETF	5,337	62,065	—
Solar Energy ETF	—	278,380	—
Steel ETF	—	6,527,342	—

NOTES TO FINANCIAL STATEMENTS
(continued)

At December 31, 2009, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Amount Expiring in the Year Ended December 31, 2017	Amount Expiring in the Year Ended December 31, 2016	Amount Expiring in the Year Ended December 31, 2015

Agribusiness ETF	$257,031,280	$40,221,865	$28,875
Coal ETF	155,793,705	21,885,792	—
Global Alternative Energy ETF	158,919,596	13,029,866	67,613
Gold Miners ETF	388,612,074	63,268,445	—
Junior Gold Miners ETF	—	—	—
Nuclear Energy ETF	49,042,636	11,040,582	500,169
RVE Hard Assets Producers ETF	1,722,348	24,629	—
Solar Energy ETF	19,016,483	800,768	—
Steel ETF	79,176,906	10,643,838	—

During the period ended December 31, 2009, as a result of permanent book to tax differences, primarily due to investments in Passive Foreign Investment Companies, foreign currency gains and losses, and tax treatment of in-kind redemptions, the Funds’ incurred differences that affected undistributed net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Decrease (Increase) in Accumulated Net Investment Loss	Decrease (Increase) in Accumulated Net Realized Loss	Increase (Decrease) in Aggregate Paid in Capital

Agribusiness ETF	$(871,744)	$(51,872,550)	$52,744,294
Coal ETF	(408,941)	(39,815,971)	40,224,912
Global Alternative Energy ETF	(521,989)	(2,697,635)	3,219,624
Gold Miners ETF	10,652,992	(953,764,672)	943,111,680
Junior Gold Miners ETF	243,187	(1,133,243)	890,056
Nuclear Energy ETF	1,400,108	(4,883,126)	3,483,018
RVE Hard Assets Producers ETF	(3,364)	(5,865,485)	5,868,849
Solar Energy ETF	(12,029)	12,029	—
Steel ETF	0	(49,289,461)	49,289,461

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (tax years ended December 31, 2006–2009), or expected to be taken in the Funds’

current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

Note 6—Capital Share Transactions—As of December 31, 2009, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value per share. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of equity securities constituting the Funds’ underlying index plus a small amount of cash. For the year ended December 31, 2009, the Trust had in-kind contributions and in-kind redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Agribusiness ETF	$1,031,816,615	$306,676,641
Coal ETF	157,576,694	131,721,292
Global Alternative Energy ETF	34,725,276	32,376,911
Gold Miners ETF	4,333,936,257	3,263,838,263
Junior Gold Miners ETF	690,345,518	9,399,945
Nuclear Energy ETF	33,053,151	31,129,711
RVE Hard Asset Producers ETF	85,474,507	28,953,846
Solar Energy ETF	12,730,296	—
Steel ETF	334,065,904	199,202,998

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to

NOTES TO FINANCIAL STATEMENTS
(continued)

defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York, the securities lending agent and also the Fund’s custodian. The Funds may lend up to 50% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedule of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Dreyfus Government Cash Management Fund and the Bank of New York Institutional Cash Reserve (“BNY Fund”). Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Agribusiness ETF	$47,275,989	$46,997,579
Coal ETF	20,421,134	21,474,514
Global Alternative Energy ETF	47,320,117	48,150,401
Gold Miners ETF	81,554,657	83,993,905
Nuclear Energy ETF	11,951,567	12,169,358
RVE Hard Assets Producers ETF	793,208	818,000
Solar Energy ETF	9,913,864	10,164,578
Steel ETF	46,328,332	46,963,952

At December 31, 2009, BNY Fund’s NAV was below $1.00 per share, which affected the NAV of the Funds with securities loans outstanding. In 2008, two holdings of the BNY Funds, which were issued by Lehman Brothers, Inc. (“Lehman”), filed for protection under Chapter 11 of the United States Bankruptcy Code. These Lehman holdings are currently held by the BNY Fund in a separate Series B class. The Funds have been valuing their allocated share of the Lehman securities at actual market value, resulting in an unrealized loss until they are adjudicated in U.S. Bankruptcy Court. The market value of the Funds’ investment in the BNY Fund, Series B, as of December 31, 2009 is reflected in the Funds’ Schedules of Investments. If it were necessary to liquidate assets in the BNY Fund to meet returns on outstanding securities loans at a time when the BNY Fund’s price per share was less than $1.00, the Funds may not receive an amount from the BNY Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. The BNY Fund is not a money market fund that operates in accordance with Rule 2a-7 under the 1940 Act and there is no assurance that it will maintain a $1.00 share price. The Funds affected are as follows:

Fund	Cost of Lehman Securities	Value of Lehman Securities

Agribusiness ETF	$2,069,636	$403,579
Coal ETF	187,251	36,514
Global Alternative Energy ETF	1,089,236	212,401
Gold Miners ETF	2,984,133	581,905
Nuclear Energy ETF	258,247	50,358
Solar Energy ETF	100,397	19,578
Steel ETF	594,624	115,952

Note 10—BNY Mellon Capital Support Agreement—On December 15, 2009, the Funds entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon to provide capital support to those Funds that have investments in Series B shares of the BNY Fund representing the segregated investments in two securities issued by Lehman Brothers Inc. (“Lehman”). BNY Mellon has agreed to provide capital support to mitigate the Funds’ loss in BNY Fund resulting from the Lehman bankruptcy on September 16, 2008. Under the terms of the Agreement, BNY Mellon will provide a guaranteed recovery on Series B shares of BNY Fund representing 80% of the par value of the Lehman securities, provided that certain conditions are met by the Funds affected including continued participation by the Funds in the BNY Mellon securities lending program, retention of disposition discretion of the Lehman securities with BNY Mellon and a three year vesting period which commenced on September 15, 2008. Should BNY Mellon not sell the Lehman securities prior to the end of the three year vesting period, the affected Funds will have the option to sell the Lehman securities to BNY Mellon at the guaranteed recovery rate.

NOTES TO FINANCIAL STATEMENTS
(continued)

Note 11—Bank Line of Credit—The Funds may participate in a $20 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2009, there were no borrowings by the Funds under this Facility.

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended December 31, 2009, there were no offsets of custodial fees.

Note 13—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through February 26, 2010, and there were no material events requiring recording or disclosure.

Tax Information (unaudited)

The Funds listed below intend to pass through foreign tax credits in the maximum amounts as shown. The gross foreign source income earned during the fiscal year 2009 by the Funds was as shown below.

Fund	Foreign Tax Credits	Gross Foreign Source Income

Agribusiness ETF	$1,103,636	$12,295,664
Gold Miners ETF	2,067,582	19,657,963
Nuclear Energy ETF	138,686	1,345,080
RVE Hard Assets Producers ETF	51,653	618,212

Corporate Dividends Received Deduction
The Funds listed below had the following percentage of ordinary income dividends paid qualify for the Corporate Dividends Received Deduction in 2009.

Fund

Agribusiness ETF	75.91%
Coal ETF	37.83%
Global Alternative Energy ETF	22.98%
Gold Miners ETF	30.36%
Nuclear Energy ETF	43.28%
RVE Hard Assets Producers ETF	75.36%
Steel ETF	28.54%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities of the Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Nuclear Energy ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF and Junior Gold Miners ETF (collectively the “Funds” comprising part of the Market Vectors ETF Trust), including the schedules of investments, as of December 31, 2009, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds at December 31, 2009, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York February 26, 2010

BOARD OF TRUSTEES AND OFFICERS
(unaudited)

Trustee’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Director- ships Held by Trustee

Independent Trustees:

David H. Chow, 52¶‡	Chairman Trustee	Since 2008 Since 2006	Director and CEO, DanCourt Management LLC (strategy consulting firm), March 1999 to present.	33	Director, Forward Management, LLC; Director, ReFlow Management Co., LLC.

R. Alastair Short, 56 ‡¶	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Ltd. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	42	Director, Kenyon Review; Director, The Medici Archive Project.

Richard D. Stamberger, 50 ‡¶	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	42	None.

Interested Trustee:

Jan F. van Eck,[4,5] 46	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director and Executive Director, Executive Vice President and Principal of the Adviser, Van Eck Associates Corporation; Director and Executive Vice President, Van Eck Securities Corporation (“VESC”); Director and President, Van Eck Absolute Return Advisers Corp. (“VEARA”)	33	Former Director, Greylock Capital Associates LLC.

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Russell G. Brennan, 45	Assistant Vice President and Assistant Treasurer	Since 2008

Assistant Vice President and Assistant Treasurer of the Adviser (Since 2008); Manager (Portfolio Administration) of the Adviser (September 2005-October 2008); Vice President, Robeco Investment Management (July1990-September 2005).

Charles T. Cameron, 49	Vice President	Since 2006	Director of Trading and Portfolio Manager for the Adviser; Officer of three other investment companies advised by the Adviser.

John J. Crimmins, 52	Vice President and Treasurer	Since 2009

Vice President of Portfolio Administration of the Adviser (Since 2009); Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC (September 1997-February 2009). Officer of three other investment companies advised by the Adviser.

Susan C. Lashley, 54	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of three other investment companies advised by the Adviser.

Thomas K. Lynch, 53	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the Adviser and VEARA (Since December 2006) and of VESC (Since August 2008); Vice President of the Adviser and VEARA; Treasurer (April 2005-December 2006); Second Vice President of Investment Reporting, TIAA-CREF (January 1996-April 2005). Officer of other investment companies advised by the Adviser.

Laura I. Martínez, 29	Assistant Vice President and Assistant Secretary	Since 2008	Assistant Vice President and Associate General Counsel of the Adviser (Since 2008); Associate, Davis Polk & Wardwell (October 2005- June 2008); Stanford Law School (September 2002-June 2005).

Joseph J. McBrien, 61	Senior Vice President, Secretary and Chief Legal Officer	Since 2006

Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (Since December 2005); Managing Director, Chatsworth Securities LLC (March 2001-November 2005); Officer of three other investment companies advised by the Adviser.

BOARD OF TRUSTEES AND OFFICERS
(unaudited) (continued)

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served[2]	Principal Occupation(s) During The Past Five Years

Jonathan R. Simon, 35	Vice President and Assistant Secretary	Since 2006

Vice President and Associate General Counsel of the Adviser (Since 2006); Vice President and Assistant Secretary of VEARA and VESC (Since 2006); Associate, Schulte Roth & Zabel (July 2004-July 2006); Associate, Carter Ledyard & Milburn LLP (September 2001-July 2004); Officer of three other investment companies advised by the Adviser.

Bruce J. Smith, 54	Senior Vice President and Chief Financial Officer	Since 2006

Senior Vice President and Chief Financial Officer of the Adviser; Senior Vice President, Chief Financial Officer, Treasurer and Controller of VESC and VEARA; Officer of three other investment companies advised by the Adviser.

Derek S. van Eck[5], 45	Executive Vice President	Since 2006

Director, Executive Vice President, Chief Investment Officer and Principal of the Adviser; Director and Executive Vice President VESC and VEARA; Former Director of Greylock Capital Associates LLC; President and Chief Executive Officer of the Van Eck Funds and Van Eck Worldwide Insurance Trust; Officer of other investment companies advised by the Adviser.

1	The address for each Trustee and Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the Van Eck Funds, Van Eck Worldwide Insurance Trust and the Market Vectors ETF Trust.
4	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.
5	Messrs. Jan F. van Eck and Derek S. van Eck are brothers.
‡	Member of the Audit Committee.
¶	Member of the Nominating and Corporate Governance Committee.

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on September 25, 2009 (the “September Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Poland Investment Management Agreement”) with respect to Market Vectors Poland ETF through June 30, 2010. In addition, at a meeting held on December 15, 2009 (the “December Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “India Investment Management Agreement”) with respect to Market Vectors India Small-Cap Index ETF (and, together with the Market Vectors Poland ETF, the “ETFs”) through June 30, 2010. The Poland Investment Management Agreement and India Investment Management Agreement are hereinafter referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the September Meeting and the December Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Trustees also received a draft prospectus and statement of additional information for each of the ETFs, which described various aspects of the investment program, fee arrangements and services to be provided to the ETFs. The Independent Trustees’ consideration of the Investment Management Agreements was based on information obtained through discussions at the September Meeting and the December Meeting (as applicable), at prior meetings among themselves and/or with management, and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the relevant ETF. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreements, including the Adviser’s commitment to waive fees and/or pay expenses of each of the ETFs to the extent necessary to prevent the operating expenses of each ETF from exceeding agreed upon limits at least until May 1, 2011. The Trustees also considered information relating to the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the proposed service providers.

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited) (continued)

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees concluded, in light of this information, that the fees paid by the ETFs were reasonable in light of the services to be performed. The Trustees were also aware of the other benefits to be received by the Adviser from serving as adviser of each of the ETFs and from providing administrative services to each of the ETFs, and from an affiliate of the Adviser serving as distributor for each of the ETFs. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the ETFs to the Adviser since the ETFs had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of each Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, since the relevant ETFs had not yet commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of these ETFs pursuant to such ETF’s Investment Management Agreement, although they concluded that the nature and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees met in executive session at each of the September Meeting and the December Meeting with their independent counsel as part of their consideration of the relevant Investment Management Agreement.

In voting to approve each Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the relevant ETF and such ETF’s shareholders.

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser: Van Eck Associates Corporation

Distributor: Van Eck Securities Corporation

                  335 Madison Avenue, New York, NY 10017 vaneck.com

                  Account Assistance: 1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and Governance
     Committees, are "audit committee financial experts" and "independent" as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

Ernst & Young, as principal accountant for the Market Vectors ETF Trust, billed audit fees of $525,200 for 2009 and $548,300 for 2008.

(b)  Audit-Related Fees

Ernst & Young billed audit-related fees of $8,792 for 2009 and $0 for 2008.

(c)  Tax Fees

Ernst & Young billed tax fees of $110,185 for 2009 and $104,200 for 2008.

(d)  All Other Fees

None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Ernst & Young does not provide services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market
     Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date March 10, 2010
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date March 10, 2010
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By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date March 10, 2010
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